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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100, San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

Semi-Annual Report

FEBRUARY 29, 2012

California Tax-Free Income Fund

California Insured Intermediate Fund

California Tax-Free Money Market Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

(800) 955-9988

www.sheltoncap.com

email us at info@sheltoncap.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	February 29, 2012

About Your Fund’s Expenses	1
Top Holdings and Sector Breakdowns	3
Portfolio of Investments	7
Statements of Assets & Liabilities	28
Statements of Operations	30
Statements of Changes in Net Assets	32
Financial Highlights	37
Notes to Financial Statements	50
Board of Trustees and Executive Officers	57
Board Approval of the Investment Advisory Agreements	58

Effective January 1, 2012, The California Investment Trust Fund Group in honor of its founder, was renamed Shelton Funds. Also effective January 1, 2012, the Equity Income Fund was renamed the Shelton Core Value Fund. References throughout this report to the Shelton Core Value Fund are referring to the fund formerly named the Equity Income Fund.

About Your Fund’s Expenses - (Unaudited) February 29, 2012

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees if any, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Funds’ costs in two ways:

Actual fund return - This line helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from a Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% Return - This line is intended to help you compare a Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs. None of the Funds charge a sales load except Class A and Class B shares. Therefore, the information under the heading “Based on Hypothetical 5% Return before expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about a Fund’s expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,054	$3.78	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.72	0.74%
California Insured Intermediate Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,019	$3.41	0.68%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.42	0.68%
California Tax-Free Money Market Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$0.55	0.11%
Based on Hypothetical 5% Return before expenses	$1,000	$1,024	$0.55	0.11%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,015	$3.71	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.72	0.74%
K Shares
Based on Actual Fund Return	$1,000	$1,011	$6.15	1.23%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.17	1.23%
A Shares
Based on Actual Fund Return	$1,000	$1,012	$4.90	0.98%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.92	0.98%
B Shares
Based on Actual Fund Return	$1,000	$1,010	$7.40	1.48%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$7.43	1.48%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$1,000	$998	$2.93	0.59%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.97	0.59%
K Shares
Based on Actual Fund Return	$1,000	$996	$5.36	1.08%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.42	1.08%

About Your Fund’s Expenses - (Unaudited) February 29, 2012 (Continued)

Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*	Net Annual Expense Ratio
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$0.10	0.02%
Based on Hypothetical 5% Return before expenses	$1,000	$1,025	$0.10	0.02%
K Shares
Based on Actual Fund Return	$1,000	$1,000	$0.10	0.02%
Based on Hypothetical 5% Return before expenses	$1,000	$1,025	$0.10	0.02%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,133	$1.91	0.36%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$1.81	0.36%
K Shares
Based on Actual Fund Return	$1,000	$1,130	$4.55	0.86%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.32	0.86%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,124	$3.06	0.58%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.92	0.58%
K Shares
Based on Actual Fund Return	$1,000	$1,121	$5.64	1.07%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.37	1.07%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,145	$3.95	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.72	0.74%
K Shares
Based on Actual Fund Return	$1,000	$1,143	$6.55	1.23%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.17	1.23%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,125	$4.76	0.90%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.52	0.90%
K Shares
Based on Actual Fund Return	$1,000	$1,122	$7.39	1.40%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$7.02	1.40%
A Shares
Based on Actual Fund Return	$1,000	$1,124	$6.07	1.15%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$5.77	1.15%
B Shares
Based on Actual Fund Return	$1,000	$1,120	$8.70	1.65%
Based on Hypothetical 5% Return before expenses	$1,000	$1,017	$8.27	1.65%
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,039	$5.02	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.97	0.99%
K Shares
Based on Actual Fund Return	$1,000	$1,036	$7.54	1.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$7.48	1.49%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,178	$2.65	0.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.46	0.49%
K Shares
Based on Actual Fund Return	$1,000	$1,174	$5.30	0.98%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.92	0.98%

*
Expenses are equal to the Fund’s net annual expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Top Holdings and Sector Breakdowns - (Unaudited)	February 29, 2012

California Tax-Free Income Fund
Security		Description	Market Value	Percentage of Total Investment
1	California, State of	General Obligation Bonds; 2005	4,308,959	4.3%
2	Los Angeles Communities Redevelopment Agency	Bunker Hill Project; Series A	4,275,120	4.3%
3	Southern California Public Power Authority	Multiple Project Revenue Bonds; Series 1989	3,862,838	3.8%
4	East Side Union High School District	Santa Clara County; Ref-2012 Crossover	3,664,635	3.6%
5	California Department of Public Works Board	Lease Revenue Bonds; Series I-1	3,522,390	3.5%
6	California Educational Facilities Authority	Revenue Bonds (Occidental College); Series 2005A	3,408,958	3.4%
7	Riverside County Palm Desert Financing Authority	Lease Revenue Bonds; Series A	3,366,900	3.4%
8	University of California	Limited Project Revenue Bonds; 2007 Series D	3,350,730	3.3%
9	California Municipal Finance Authority	Recovery Zone Facility Bonds; Chevron USA Inc, Series 2010	3,200,000	3.2%
10	California, State of	Variable Purpose	3,152,340	3.1%

California Insured Intermediate Fund
Security		Description	Market Value	Percentage of Total Investment
1	East Bay Regional Park District	General Obligation Bonds, Series 2009 A	556,109	4.7%
2	North Orange County Community College District	General Obligation Refunding Bonds; 2005	555,040	4.7%
3	Jurupa Public Financing Authority	Revenue Bonds; 2010 Series A	552,435	4.7%
4	The Regents of the University of California	Medical Center Pooled Revenue Bonds; Series A	551,665	4.7%
5	San Bernardino, County of	Certificates of Participation; Series 2002 A	535,470	4.6%
6	Beverly Hills Public Financing Authority	Lease Revenue Refunding; Series A	530,415	4.5%
7	San Francisco City and County Public Utilities Commission	Clean Water Revenue Bonds; 2003 Refunding Series A	523,510	4.5%
8	Southern California Public Power Authority	San Juan Power Project 2002 Refunding; Series A	521,850	4.5%
9	San Francisco City and County Public Utilities Commission	Water Revenue Refunding Bonds; Series B	515,905	4.4%
10	Foothill-De Anza Community College District	General Obligation Refunding Bonds 2005	511,345	4.4%

California Tax-Free Money Market Fund
Security		Description	Market Value	Percentage of Total Investment
1	Los Angeles, City of	Tax and Revenue Anticipation Notes 2011	2,007,088	5.3%
2	East Bay Municipal Utility District	Water System Revenue Refunding Bonds; Series 2008 A-4	1,900,000	5.0%
3	Santa Clara County Financing Authority	Multiple Facilities Project	1,895,000	5.0%
4	San Francisco City & County Airports Commission	Second Series Revenue Refunding Bonds; Issue 36 C	1,800,000	4.8%
5	California Educational Facilities Authority	California Institute of Technology; 2006 Series B	1,700,000	4.5%
6	California Pollution Control Financing Authority	Refunding Revenue Bonds; Exxon Mobil, Series 2000	1,600,000	4.2%
7	Chino Basin Regional Financing Authority	Inland Emprire Utilities Agency; Series 2008 B	1,600,000	4.2%
8	Paramount Unified School District	School Facility Bridge Funding	1,600,000	4.2%
9	Sacramento County Sanitation Districts Financing Authority	Subordinate Lien Variable Rate Refunding Revenue Bonds, 2008 Series B	1,600,000	4.2%
10	Tracy, City of	Sycamore 7/03	1,600,000	4.2%

Top Holdings and Sector Breakdowns (Unaudited) − (Continued)	February 29, 2012

U.S. Government Securities Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	6/30/2017	4,752,686	12.5%
2	United States Treasury Note	11/15/2018	4,287,375	11.3%
3	United States Treasury Note	2/15/2015	4,197,218	11.0%
4	United States Treasury Bond	5/15/2016	3,817,032	10.0%
5	United States Treasury Note	6/30/2013	3,645,880	9.6%
6	United States Treasury Bond	5/15/2038	2,935,016	7.7%
7	United States Treasury Note	5/15/2014	2,434,487	6.4%
8	United States Treasury Note	6/30/2012	2,235,064	5.9%
9	United States Treasury Note	2/28/2018	1,642,617	4.3%
10	Government National Mortgage Association	4/15/2036	1,426,531	3.8%

Short-Term U.S. Government Bond Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	1/31/2015	1,684,249	12.7%
2	United States Treasury Note	11/15/2012	1,412,031	10.7%
3	United States Treasury Note	1/15/2013	1,212,516	9.1%
4	United States Treasury Note	6/15/2014	1,211,250	9.1%
5	Citigroup Funding	10/22/2012	1,011,038	7.6%
6	United States Treasury Note	10/15/2012	1,007,656	7.6%
7	United States Treasury Note	12/15/2012	1,007,539	7.6%
8	United States Treasury Note	9/15/2012	1,006,719	7.6%
9	United States Treasury Note	7/15/2012	1,005,313	7.6%
10	United States Treasury Note	8/15/2012	906,750	6.8%

The United States Treasury Trust
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	3/1/2012	20,000,000	29.8%
2	United States Treasury Bill	3/15/2012	19,999,930	29.8%
3	United States Treasury Bill	3/22/2012	3,899,874	5.8%
4	United States Treasury Bill	3/29/2012	3,899,845	5.8%
5	United States Treasury Bill	4/19/2012	3,899,581	5.8%
6	United States Treasury Bill	5/24/2012	3,899,207	5.8%
7	United States Treasury Bill	5/17/2012	3,899,178	5.8%
8	United States Treasury Bill	5/10/2012	3,699,425	5.5%
9	United States Treasury Bill	5/3/2012	2,399,764	3.6%
10	United States Treasury Bill	4/5/2012	1,599,897	2.4%

Top Holdings and Sector Breakdowns (Unaudited) − (Continued)	February 29, 2012

S&P 500 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple Inc	3,592,580	3.9%
2	Exxon Mobil Corp	2,964,354	3.2%
3	Microsoft Corp	1,765,887	1.9%
4	International Business Machines Corp	1,754,635	1.9%
5	Chevron Corp	1,632,325	1.8%
6	General Electric Co	1,519,351	1.6%
7	Procter & Gamble Co	1,384,227	1.5%
8	AT&T Inc	1,352,536	1.5%
9	Johnson & Johnson	1,337,783	1.4%
10	Pfizer Inc	1,228,314	1.3%

S&P MidCap Index Fund
Security		Market Value	Percentage of Total Investment
1	Monster Beverage Corp	1,007,115	0.7%
2	Green Mountain Coffee Roasters Inc	961,750	0.7%
3	Vertex Pharmaceuticals Inc	951,789	0.7%
4	Regeneron Pharmaceuticals Inc	924,562	0.7%
5	Kansas City Southern	888,258	0.7%
6	AMETEK Inc	885,741	0.7%
7	Macerich Co	827,937	0.6%
8	Cimarex Energy Co	803,877	0.6%
9	Church & Dwight Co Inc	793,725	0.6%
10	HollyFrontier Corp	788,993	0.6%

S&P SmallCap Index Fund
Security		Market Value	Percentage of Total Investment
1	Regeneron Pharmaceuticals Inc	557,902	1.6%
2	United States Treasury Bill, DN	499,884	1.4%
3	Carter's Inc	202,245	0.6%
4	World Fuel Services Corp	200,135	0.6%
5	Salix Pharmaceuticals Ltd	198,661	0.6%
6	HMS Holdings Corp	194,480	0.6%
7	ProAssurance Corp	193,160	0.6%
8	Cubist Pharmaceuticals Inc	183,912	0.5%
9	Kilroy Realty Corp	182,462	0.5%
10	Viropharma Inc	180,915	0.5%

Top Holdings and Sector Breakdowns (Unaudited) − (Continued)	February 29, 2012

Shelton Core Value Fund
Security		Market Value	Percentage of Total Investment
1	Chevron Corp	6,167,898	3.9%
2	Exxon Mobil Corp	4,059,963	2.5%
3	JPMorgan Chase & Co	3,735,570	2.3%
4	Intel Corp	3,294,493	2.1%
5	Verizon Communications Inc	3,272,506	2.0%
6	Caterpillar Inc	3,236,940	2.0%
7	Procter & Gamble Co	3,212,602	2.0%
8	Goldman Sachs Group Inc	3,195,135	2.0%
9	Philip Morris International Inc	3,188,376	2.0%
10	BP PLC	2,934,767	1.8%

European Growth & Income Fund
Security		Market Value	Percentage of Total Investment
1	Siemens AG	821,111	6.9%
2	Nestle SA ADR	760,731	6.4%
3	Vodafone Group PLC ADR	629,382	5.3%
4	BP PLC	607,232	5.1%
5	Novartis AG ADR	586,364	4.9%
6	Royal Dutch Shell PLC	527,710	4.4%
7	HSBC Holdings PLC	513,717	4.3%
8	Total SA ADR	463,026	3.9%
9	Roche Holding AG ADR	419,763	3.5%
10	British American Tobacco PLC ADR	415,248	3.5%

Nasdaq-100 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple Inc	5,183,556	16.7%
2	Microsoft Corp	2,600,711	8.4%
3	Oracle Corp	1,543,435	5.0%
4	Google Inc	1,534,496	4.9%
5	Intel Corp	1,498,371	4.8%
6	QUALCOMM Inc	1,164,134	3.8%
7	Cisco Systems Inc	1,139,780	3.7%
8	Amazon.com Inc	917,857	3.0%
9	Comcast Corp	702,505	2.3%
10	Amgen Inc	694,789	2.2%

California Tax-Free Income Fund	Portfolio of Investments (Unaudited)	2/29/2012

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LONG-TERM SECURITIES (91.39%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$561,740
San Francisco; Series F-1	2,000,000	5.000%	4/1/2034	2,192,100
CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; Series I-1	3,000,000	6.125%	11/1/2029	3,522,390
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,408,958
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/1/2038	2,852,400
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	2,160,000	5.500%	10/1/2014	2,321,330
CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	2,116,080
General Obligation Bonds; 2005	4,000,000	5.000%	5/1/2027	4,308,959
Variable Purpose	3,000,000	5.000%	4/1/2038	3,152,340
CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	2,000,000	5.000%	8/1/2030	2,260,080
EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,664,635
ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation	355,000	6.000%	7/1/2012	358,479
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	1,055,100
KERN HIGH SCHOOL DISTRICT
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	3,097,329
LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.000%	12/1/2027	4,275,120
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Refunding Bonds; 2003 Series A	1,750,000	5.000%	7/1/2018	1,861,773
LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
General Obligation Refunding Bonds; 2005 Series A-1	2,000,000	5.000%	7/1/2020	2,269,800
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.000%	7/1/2035	1,125,220
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,253,220
M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	655,000	6.125%	7/1/2013	675,043
NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.625%	12/1/2024	3,115,290
NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	2,155,160
OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	730,000	5.500%	2/1/2014	758,273
RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,366,900
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	1,036,560
ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	1,015,400
SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	2,043,100
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN. AUTH.
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,871,840
SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,709,323
SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation	2,000,000	5.250%	4/1/2037	2,065,620
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	1,905,348
Multiple Facilities Project	2,065,000	5.000%	11/15/2016	2,443,742
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.000%	8/1/2029	1,032,100

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Unaudited) − (Continued)	2/29/2012

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LONG-TERM SECURITIES (91.39%)

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	$2,000,000	5.000%	8/1/2032	$2,304,640
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	1,103,630
SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A	1,815,000	5.000%	11/15/2012	1,872,154
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	3,862,838
Windy Point/Windy Flats Project Revenue Bonds 2010-1	1,000,000	5.000%	7/1/2023	1,205,470
UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,350,730
VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	718,141
School Construction Project; Unrefunded; 2005 Series B	1,345,000	5.000%	1/1/2024	1,354,805
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	2,217,360
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	1,532,117
YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,366,948

Total Long-Term Securities (Cost $87,308,343)				92,739,585

VARIABLE RATE DEMAND NOTES* (7.58%)

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Refunding Revenue Bonds; Series 2009 C	190,000	0.120%	3/1/2012	190,000
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
Recovery Zone Facility Bonds; Chevron USA Inc, Series 2010	3,200,000	0.120%	3/1/2012	3,200,000
IRVINE RANCH WATER DISTRICT
Consolidated Series 1993	2,500,000	0.160%	3/1/2012	2,500,000
SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Subordinate Lien Variable Rate Refunding Revenue Bonds; 2008 Series C	1,800,000	0.140%	3/1/2012	1,800,000

Total Variable Rate Demand Notes (Cost $7,690,000)				7,690,000

Total Investments (Cost $94,998,343) (a) (98.97%)				100,429,585
Other Net Assets (1.03%)				1,046,818
Net Assets (100.00%)				$101,476,403

(a)  Aggregate cost for federal income tax purposes is $94,892,209.

      At February 29, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$5,759,699
Unrealized depreciation	(222,323)
Net unrealized appreciation	$5,537,376

*  Stated maturity reflects next reset date.

See accompanying notes to financial statements.

California Insured Intermediate Fund	Portfolio of Investments (Unaudited)	2/29/2012

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LONG-TERM SECURITIES (91.10%)

BAY AREA INFRASTRUCTURE FINANCING AUTHORITY
State Payment Acceleration Notes	$500,000	5.000%	8/1/2017	$507,525
BEVERLY HILLS PUBLIC FINANCING AUTHORITY
Lease Revenue Refunding; Series A	500,000	5.250%	6/1/2013	530,415
CALIFORNIA STATE PUBLIC WORKS BOARD
Lease Revenue Refunding Bonds; 2001 Series A	500,000	5.250%	6/1/2012	506,065
University of California Research Project	400,000	5.250%	11/1/2014	445,664
CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C	500,000	5.000%	5/1/2012	504,210
EAST BAY REGIONAL PARK DISTRICT
General Obligation Bonds, Series 2009 A	500,000	3.250%	9/1/2020	556,109
EL DORADO UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 2008	400,000	3.750%	8/1/2017	447,796
ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Refunding Certificates of Participation; 2008 Series A	250,000	5.000%	7/1/2023	286,263
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005	500,000	5.500%	8/1/2012	511,345
JURUPA PUBLIC FINANCING AUTHORITY
Revenue Bonds; 2010 Series A	500,000	4.000%	9/1/2017	552,435
KINGS RIVER CONSERVATION DISTRICT
Pine Flat Power Revenue Refunding Bonds; Series G	250,000	3.200%	1/1/2019	280,463
LOS ANGELES CALIFORNIA HARBOR DEPARTMENT
Refunding Revenue Bonds; 2006 Series C	280,000	5.000%	8/1/2014	310,498
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition C Sales Tax Revenue Bonds, Second Senior Bonds 2004 Series A	400,000	4.750%	7/1/2022	432,840
LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds 2007	235,000	4.500%	1/1/2028	251,821
NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2005	500,000	5.000%	8/1/2014	555,040
General Obligation Bonds; 2002 Series A	500,000	5.000%	8/1/2012	510,270
ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation; 2007 Series B	105,000	5.000%	2/1/2018	124,158
PARAMOUNT UNIFIED SCHOOL DISTRICT
General Obligation Bonds, Election of 2006, Series 2007	250,000	4.500%	8/1/2017	295,893
SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Revenue Bonds, Series 2005	400,000	5.000%	8/1/2020	453,448
SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A	500,000	5.000%	7/1/2015	535,470
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Clean Water Revenue Bonds; 2003 Refunding Series A	500,000	5.250%	10/1/2015	523,510
Water Revenue Refunding Bonds; Series B	500,000	5.000%	11/1/2013	515,905
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A	500,000	5.500%	1/1/2013	521,850
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Medical Center Pooled Revenue Bonds; Series A	500,000	5.000%	5/15/2028	551,665
WEST BASIN MUNICIPAL WATER DISTRICT
Refunding Revenue Certificates of Participation; 2003 Series A	100,000	5.000%	8/1/2019	106,709

Total Long-Term Securities (Cost $10,459,318)				10,817,367

VARIABLE RATE DEMAND NOTES* (7.58%)

CALIFORNIA STATE
Kindergarten; Series A-5 Remarket	400,000	0.130%	3/1/2012	400,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health Revenue Bonds; Series 2008 C	500,000	0.140%	3/1/2012	500,000

Total Variable Rate Demand Notes (Cost $900,000)				900,000

See accompanying notes to financial statements.

California Insured Intermediate Fund	Portfolio of Investments (Unaudited) − (Continued)	2/29/2012

Security Description	Value (Note 1)
Total Investments (Cost $11,359,318) (a) (98.68%)	$11,717,367
Other Net Assets (1.32%)	156,944
Net Assets (100.00%)	$11,874,311

(a)  Aggregate cost for federal income tax purposes is $11,358,913.

      At February 29, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$359,109
Unrealized depreciation	(655)
Net unrealized appreciation	$358,454

* Stated maturity reflects next reset date.

California Tax Free Money Market Fund	Portfolio of Investments (Unaudited)	2/29/2012

Security Description	Par Value	Rate	Maturity	Value (Note 1)
TAX AND REVENUE ANTICIPATION NOTES (5.26%)

LOS ANGELES, CITY OF
Tax and Revenue Anticipation Notes 2011	$2,000,000	2.500%	4/30/2012	$2,007,088

Total Tax & Revenue Anticipation Notes (Cost $2,007,088)				2,007,088

VARIABLE RATE DEMAND NOTES* (94.03%)

BAY AREA TOLL AUTHORITY
San Francisco Bay Area Toll Bridge Revenue Bonds; 2006 Series C-2	1,000,000	0.120%	3/1/2012	1,000,000
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Institute of Technology; 2006 Series B	1,700,000	0.110%	3/1/2012	1,700,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Scripps Health Revenue Bonds; Series 2008 F	1,500,000	0.090%	3/7/2012	1,500,000
CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
Pacific Gas & Electric Refunding Revenue Bonds; Series 2009 B	1,000,000	0.130%	3/1/2012	1,000,000
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
Recovery Zone Facility Bonds; Chevron USA Inc, Series 2010	1,500,000	0.120%	3/1/2012	1,500,000
CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Refunding Revenue Bonds; Exxon Mobil, Series 2000	1,600,000	0.080%	3/1/2012	1,600,000
CALIFORNIA STATE
Kindergarten; Series A-1 Remarket	400,000	0.100%	3/1/2012	400,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health Revenue Bonds; Series 2008 A	900,000	0.090%	3/1/2012	900,000
CHINO BASIN CALIFORNIA REGIONAL FINANCING AUTHORITY
Inland Emprire Utilities Agency; Series 2008 B	1,600,000	0.110%	3/7/2012	1,600,000
EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Refunding Bonds; Series 2008 A-4	1,900,000	0.170%	3/7/2012	1,900,000
EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue; Series 2008 C	900,000	0.120%	3/7/2012	900,000
Water and Sewer Revenue Certificates of Participation; Series 2008 B	1,000,000	0.090%	3/7/2012	1,000,000
IRVINE IMPROVEMENT BOND ACT 1915
Assessment District No 94-15	125,000	0.130%	3/1/2012	125,000
Assessment District No 97-17	800,000	0.130%	3/1/2012	800,000
LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System; Subseries B-2	600,000	0.050%	3/1/2012	600,000
Water System; Subseries B-3	800,000	0.080%	3/1/2012	800,000
Power System; Subseries A-4	1,100,000	0.120%	3/1/2012	1,100,000

See accompanying notes to financial statements.

California Tax-Free Money Market Fund	Portfolio of Investments (Unaudited) − (Continued)	2/29/2012

Security Description	Par Value	Rate	Maturity	Value (Note 1)

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	$250,000	0.060%	3/1/2012	$250,000
ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.130%	3/7/2012	1,260,000
ORANGE COUNTY WATER DISTRICT
Certificates of Participation; 2003 Series A	1,200,000	0.130%	3/7/2012	1,200,000
PARAMOUNT UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,600,000	0.140%	3/1/2012	1,600,000
RIVERSIDE, CITY OF
Refunding Water Revenue Bond; 2011 A	985,000	0.230%	3/1/2012	985,000
SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Subordinate Lien Variable Rate Refunding Revenue Bonds, 2008 Series B	1,600,000	0.150%	3/1/2012	1,600,000
SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
Sales Tax Revenue Bonds; 2008 Series B	400,000	0.140%	3/1/2012	400,000
SAN FRANCISCO CITY & COUNTY AIRPORTS COMMISSION
Second Series Revenue Refunding Bonds; Issue 36 C	1,800,000	0.110%	3/7/2012	1,800,000
SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	1,000,000	0.100%	3/7/2012	1,000,000
SAN JOSE REDEVELOPMENT AGENCY
Merged Area Redevelopment Project Revenue Bonds; 1996 Series B	1,205,000	0.110%	3/7/2012	1,205,000
SANTA CLARA COUNTY FINANCING AUTHORITY
Multiple Facilities Project	1,895,000	0.230%	3/7/2012	1,895,000
SOUTH PLACER WASTEWATER AUTHORITY
Wastewater Revenue Refunding Bonds; Series 2011 A	1,165,000	0.110%	3/1/2012	1,165,000
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Power Project Revenue Bonds; 2008 Subordinate Refunding Series B	500,000	0.150%	3/7/2012	500,000
TRACY, CITY OF
Sycamore 7/03	1,600,000	0.130%	3/1/2012	1,600,000
WEST BASIN MUNICIPAL WATER DISTRICT
Refunding Revenue Certificates of Participation; Series 2008 A-2	1,000,000	0.140%	3/7/2012	1,000,000

Total Variable Rate Demand Notes (Cost $35,885,000)				35,885,000

Total Investments (Cost $37,892,088) (a) (99.29%)				37,892,088
Other Net Assets (0.71%)				270,268
Net Assets (100.00%)				$38,162,356

(a) Aggregate cost for federal income tax purposes is $37,892,088.

* Stated maturity reflects next reset date.

See accompanying notes to financial statements.

U.S. Government Securities Fund	Portfolio of Investments (Unaudited)	2/29/2012

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Corporate Bonds (2.63%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,011,038
Total Corporate Bonds (Cost $1,000,862)				1,011,038

Government National Mortgage Association (12.08%)
	17,213	6.000%	4/15/2014	18,890
	30,182	6.000%	4/15/2014	33,123
	11,005	6.000%	4/15/2016	12,084
	36,007	6.500%	4/15/2016	39,610
	46,871	6.000%	5/15/2016	51,466
	6,893	10.000%	9/15/2018	7,295
	427,240	5.000%	7/15/2020	467,780
	155,983	5.500%	1/15/2025	174,678
	364,711	6.000%	1/15/2026	413,221
	1,278,424	5.500%	4/15/2036	1,426,531
	1,125,401	5.000%	3/15/2038	1,244,279
	681,357	6.000%	6/15/2038	766,448
Total Government National Mortgage Association (Cost $4,167,254)				4,655,405

United States Treasury Bonds (17.52%)
	3,000,000	7.250%	5/15/2016	3,817,032
	2,300,000	4.500%	5/15/2038	2,935,016
Total United States Treasury Bonds (Cost $6,100,735)				6,752,048

United States Treasury Notes (66.42%)
	2,200,000	4.875%	6/30/2012	2,235,064
	3,500,000	3.375%	6/30/2013	3,645,880
	1,200,000	2.750%	10/31/2013	1,249,172
	2,219,000	4.750%	5/15/2014	2,434,487
	3,800,000	4.000%	2/15/2015	4,197,218
	4,400,000	2.500%	6/30/2017	4,752,686
	1,500,000	2.750%	2/28/2018	1,642,617
	3,700,000	3.750%	11/15/2018	4,287,375
	1,000,000	3.625%	2/15/2021	1,153,906
Total United States Treasury Notes (Cost $24,380,738)				25,598,405

Total Investments (Cost $35,649,589) (a) (98.65%)				38,016,896
Other Net Assets (1.35%)				521,461
Net Assets (100.00%)				$38,538,357

(a) Aggregate cost for federal income tax purposes is $35,649,589.
At February 29, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,368,404
Unrealized depreciation	(1,097)
Net unrealized appreciation	$2,367,307

See accompanying notes to financial statements.

Short-Term U.S. Government Bond Fund	Portfolio of Investments (Unaudited)	2/29/2012

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Corporate Bonds (7.56%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,011,038
Total Corporate Bonds (Cost $1,000,862)				1,011,038

Government National Mortgage Association (2.74%)
	206,902	1.625%	11/20/2034	214,112
	146,857	2.250%	6/20/2034	151,987
Total Government National Mortgage Association (Cost $355,883)				366,099

United States Treasury Notes (88.79%)
	100,000	1.375%	5/15/2012	100,277
	1,000,000	1.500%	7/15/2012	1,005,313
	500,000	4.625%	7/31/2012	509,434
	900,000	1.750%	8/15/2012	906,750
	1,000,000	1.375%	9/15/2012	1,006,719
	1,000,000	1.375%	10/15/2012	1,007,656
	1,400,000	1.375%	11/15/2012	1,412,031
	1,000,000	1.125%	12/15/2012	1,007,539
	1,200,000	1.375%	1/15/2013	1,212,516
	500,000	1.125%	6/15/2013	505,743
	300,000	1.750%	1/31/2014	308,309
	1,200,000	0.750%	6/15/2014	1,211,250
	1,600,000	2.250%	1/31/2015	1,684,249
Total United States Treasury Notes (Cost $11,812,210)				11,877,786

Total Investments (Cost $13,168,955) (a) (99.09%)				13,254,923
Other Net Assets (0.91%)				121,529
Net Assets (100.00%)				$13,376,452

(a) Aggregate cost for federal income tax purposes is $13,168,955.
At February 29, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$86,400
Unrealized depreciation	(432)
Net unrealized appreciation	$85,968

The United States Treasury Trust	Portfolio of Investments (Unaudited)	2/29/2012

Security Description	Par Value	Maturity	Value (Note 1)
United States Treasury Bills DN (b) (98.98%)
	$20,000,000	3/1/2012	$20,000,000
	20,000,000	3/15/2012	19,999,930
	3,900,000	3/22/2012	3,899,874
	3,900,000	3/29/2012	3,899,845
	1,600,000	4/5/2012	1,599,897
	3,900,000	4/19/2012	3,899,581
	2,400,000	5/3/2012	2,399,764
	3,700,000	5/10/2012	3,699,425
	3,900,000	5/17/2012	3,899,178
	3,900,000	5/24/2012	3,899,207
Total United States Treasury Bills DN (Cost $67,196,701)			67,196,701

Total Investments (Cost $67,196,701) (a) (98.98%)			67,196,701
Other Net Assets (1.02%)			692,632
Net Assets (100.00%)			$67,889,333

(a) Aggregate cost for federal income tax purposes is $67,196,701.

(b) Discount Note. Yield to maturity is between 0.00%-0.10%.

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited)	2/29/2012

Security Description	Shares	Value (Note 1)
Common Stock (98.06%)

Basic Materials (3.34%)
Airgas Inc	626	$51,539
Air Products & Chemicals Inc	1,615	145,738
AK Steel Holding Corp	834	6,605
Alcoa Inc	7,435	75,614
Allegheny Technologies Inc	854	37,465
CF Industries Holdings Inc	370	68,820
Cliffs Natural Resources Inc	999	63,417
Dow Chemical Co	8,728	292,475
Eastman Chemical Co	1,048	56,728
Ecolab Inc	1,812	108,720
EI du Pont de Nemours & Co	6,896	350,662
FMC Corp	551	54,532
Freeport-McMoRan Copper & Gold Inc	6,560	279,194
International Flavors & Fragrances Inc	683	38,951
International Paper Co	3,595	126,364
MeadWestvaco Corp	1,512	45,783
Monsanto Co	4,159	321,823
Newmont Mining Corp	3,766	223,700
Nucor Corp	2,404	104,646
PPG Industries Inc	1,176	107,310
Praxair Inc	2,341	255,169
Sherwin-Williams Co	726	74,887
Sigma-Aldrich Corp	928	66,621
The Mosaic Co	2,068	119,427
Titanium Metals Corp	700	10,262
United States Steel Corp	1,093	29,751
Vulcan Materials Co	956	42,599
Total Basic Materials		3,158,802

Communications (11.17%)
Akamai Technologies Inc*	1,400	50,400
Amazon.com Inc*	2,600	467,194
American Tower Corp	3,063	191,683
AT&T Inc	44,215	1,352,536
Cablevision Systems Corp	1,680	23,906
CBS Corp	5,003	149,590
CenturyLink Inc	4,341	174,725
Cisco Systems Inc	41,500	825,020
Comcast Corp	20,512	602,643
Corning Inc	11,875	154,850
DIRECTV*	5,508	255,131
Discovery Communications Inc*	2,163	100,904
eBay Inc*	8,960	320,230
Expedia Inc	850	28,943
F5 Networks Inc*	602	75,226
Frontier Communications Corp	8,240	37,822
Gannett Co Inc	2,073	30,763
Google Inc*	1,840	1,137,580
Harris Corp	1,005	43,848
Interpublic Group of Cos Inc	4,290	50,279
JDS Uniphase Corp*	1,800	23,472
Juniper Networks Inc*	4,300	97,868
McGraw-Hill Cos Inc	2,403	111,836
MetroPCS Communications Inc*	1,990	20,497
Motorola Mobility Holdings Inc*	2,204	87,499
Motorola Solutions Inc	2,139	106,522
Netflix Inc*	413	$45,731
News Corp	17,195	341,665
Omnicom Group Inc	2,375	117,420
Priceline.com Inc*	335	210,052
QUALCOMM Inc	12,146	755,238
Scripps Networks Interactive Inc	800	36,160
Sprint Nextel Corp*	22,657	55,963
Symantec Corp*	5,594	99,797
Tellabs Inc	3,680	14,573
Time Warner Cable Inc	2,428	192,638
Time Warner Inc	7,795	290,052
TripAdvisor Inc*	850	27,396
VeriSign Inc	1,467	54,206
Verizon Communications Inc	21,119	804,845
Viacom Inc	4,287	204,147
Walt Disney Co	13,848	581,478
Washington Post Co	47	18,513
Windstream Corp	4,013	48,477
Yahoo! Inc*	9,088	134,775
Total Communications		10,554,093

Consumer, Cyclical (8.78%)
Abercrombie & Fitch Co	700	32,053
AutoNation Inc*	502	17,108
AutoZone Inc*	228	85,381
Bed Bath & Beyond Inc*	2,004	119,719
Best Buy Co Inc	2,606	64,368
Big Lots Inc*	489	21,443
CarMax Inc*	1,689	51,835
Carnival Corp	3,334	100,987
Chipotle Mexican Grill Inc*	234	91,311
Cintas Corp	1,157	44,614
Coach Inc	2,156	161,355
Costco Wholesale Corp	3,327	286,322
CVS Caremark Corp	10,034	452,533
Darden Restaurants Inc	1,181	60,219
DR Horton Inc	2,596	37,227
Family Dollar Stores Inc	897	48,429
Fastenal Co	2,014	106,098
Ford Motor Co	25,238	312,446
GameStop Corp	1,500	34,170
Gap Inc	2,591	60,526
Genuine Parts Co	1,170	73,336
Goodyear Tire & Rubber Co*	1,847	23,752
Harley-Davidson Inc	1,765	82,214
Harman International Industries Inc	529	25,990
Hasbro Inc	950	33,554
Home Depot Inc	11,671	555,189
International Game Technology	2,266	34,035
JC Penney Co Inc	1,066	42,214
Johnson Controls Inc	5,136	167,588
Kohl's Corp	2,099	104,278
Lennar Corp	1,300	30,394
Lowe's Cos Inc	9,414	267,169
Ltd Brands Inc	2,041	94,968
Macy's Inc	3,189	121,086
Marriott International Inc	1,935	68,267
Mattel Inc	2,758	89,470
McDonald's Corp	7,698	764,257
Newell Rubbermaid Inc	2,365	43,280
NIKE Inc	2,837	306,169
Nordstrom Inc	1,261	$67,615
O'Reilly Automotive Inc*	957	82,781
Orchard Supply Hardware Stores Corp*	20	539
PACCAR Inc	2,774	127,632
PulteGroup Inc*	2,804	24,731
Ralph Lauren Corp	500	86,865
Ross Stores Inc	1,908	101,754
Sears Holdings Corp*	447	31,138
Southwest Airlines Co	5,662	50,845
Staples Inc	5,524	80,982
Starbucks Corp	5,669	275,287
Starwood Hotels & Resorts Worldwide Inc	1,427	76,915
Target Corp	5,038	285,604
Tiffany & Co	950	61,760
TJX Cos Inc	5,684	208,091
Urban Outfitters Inc*	989	28,078
VF Corp	647	94,494
Walgreen Co	6,946	230,329
Wal-Mart Stores Inc	13,115	774,834
Whirlpool Corp	642	48,516
WW Grainger Inc	482	100,126
Wynn Resorts Ltd	526	62,352
Wyndham Worldwide Corp	1,139	50,105
Yum! Brands Inc	3,468	229,720
Total Consumer, Cyclical		8,296,447

Consumer, Non-Cyclical (21.69%)
Abbott Laboratories	11,803	668,168
Accenture PLC	4,808	286,268
Aetna Inc	2,782	130,086
Allergan Inc	2,346	210,178
Altria Group Inc	15,814	476,001
AmerisourceBergen Corp	2,010	75,074
Amgen Inc	6,546	444,801
Apollo Group Inc*	980	41,787
Archer-Daniels-Midland Co	4,902	152,942
Automatic Data Processing Inc	3,851	209,186
Avery Dennison Corp	891	27,176
Avon Products Inc	3,259	60,911
Baxter International Inc	4,239	246,413
Beam Inc	1,241	68,354
Becton Dickinson and Co	1,624	123,781
Biogen Idec Inc*	1,809	210,694
Boston Scientific Corp*	11,526	71,692
Bristol-Myers Squibb Co	13,062	420,205
Brown-Forman Corp	848	69,239
Campbell Soup Co	1,449	48,281
Cardinal Health Inc	2,767	114,969
CareFusion Corp*	1,546	39,902
Celgene Corp*	3,507	257,151
Cigna Corp	2,346	103,482
Clorox Co	1,128	76,264
Coca-Cola Co	17,131	1,196,771
Coca-Cola Enterprises Inc	2,425	70,083
Colgate-Palmolive Co	3,629	338,150
ConAgra Foods Inc	3,380	88,725
Constellation Brands Inc*	1,669	36,451
Coventry Health Care Inc*	1,300	42,497
Covidien PLC	3,681	192,332
CR Bard Inc	736	68,904
DaVita Inc*	857	74,173

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) − (Continued)	2/29/2012

Security Description	Shares	Value (Note 1)
Dean Foods Co*	1,377	$16,882
DENTSPLY International Inc	1,160	44,869
DeVry Inc	471	16,735
Dr Pepper Snapple Group Inc	1,620	61,641
Edwards Lifesciences Corp*	858	62,746
Eli Lilly & Co	7,716	302,776
Equifax Inc	1,159	48,724
Estee Lauder Cos Inc	1,800	105,372
Express Scripts Inc*	3,642	194,228
Forest Laboratories Inc*	2,302	74,861
General Mills Inc	4,984	190,937
Gilead Sciences Inc*	6,074	276,367
H&R Block Inc	2,712	44,206
Hershey Co	1,268	76,968
HJ Heinz Co	2,408	126,926
Hormel Foods Corp	1,064	30,292
Hospira Inc*	1,350	48,087
Humana Inc	1,388	120,895
Intuitive Surgical Inc*	313	160,137
Iron Mountain Inc	1,493	46,358
JM Smucker Co	981	73,889
Johnson & Johnson	20,556	1,337,783
Kellogg Co	1,940	101,559
Kimberly-Clark Corp	2,926	213,247
Kraft Foods Inc	13,236	503,895
Kroger Co	4,519	107,507
Laboratory Corp of America Holdings*	810	72,811
Life Technologies Corp*	1,360	64,342
Lorillard Inc	1,032	135,275
Mastercard Inc	732	307,440
McCormick & Co Inc	1,075	54,234
McKesson Corp	1,839	153,575
Mead Johnson Nutrition Co	1,560	121,290
Medco Health Solutions Inc*	2,879	194,592
Medtronic Inc	7,886	300,614
Merck & Co Inc	23,310	889,743
Molson Coors Brewing Co	1,200	52,728
Monster Worldwide Inc*	1,196	8,300
Moody's Corp	1,498	57,838
Mylan Inc*	2,332	54,662
Patterson Cos Inc	758	24,195
Paychex Inc	2,454	76,810
PepsiCo Inc	11,819	743,888
Pfizer Inc	58,214	1,228,314
Philip Morris International Inc	13,105	1,094,530
Procter & Gamble Co	20,501	1,384,227
Quanta Services Inc*	1,601	33,461
Quest Diagnostics Inc	1,280	74,304
Reynolds American Inc	2,525	105,873
Robert Half International Inc	1,510	42,929
RR Donnelley & Sons Co	1,958	27,060
SAIC Inc*	2,336	28,546
Safeway Inc	3,101	66,516
Sara Lee Corp	4,397	89,039
St Jude Medical Inc	2,550	107,406
Stryker Corp	2,155	115,594
SUPERVALU Inc	1,839	12,009
Sysco Corp	4,516	132,861
Tenet Healthcare Corp*	4,695	26,527
Total System Services Inc	1,504	32,908
Tyson Foods Inc	2,328	44,022
UnitedHealth Group Inc	8,267	460,885
Varian Medical Systems Inc*	875	57,094
Visa Inc	3,418	$397,753
Watson Pharmaceuticals Inc*	836	48,756
WellPoint Inc	2,690	176,545
Western Union Co	4,688	81,899
Whole Foods Market Inc	1,300	104,962
Zimmer Holdings Inc*	1,338	81,284
Total Consumer, Non-Cyclical		20,496,619

Diversified (0.04%)
Leucadia National Corp	1,447	41,225
Total Diversified		41,225

Energy (11.83%)
Alpha Natural Resources Inc*	668	12,398
Anadarko Petroleum Corp	3,750	315,450
Apache Corp	2,565	276,840
Baker Hughes Inc	3,384	170,148
Cabot Oil & Gas Corp	1,582	55,180
Cameron International Corp*	1,865	103,899
Chesapeake Energy Corp	4,942	123,550
Chevron Corp	14,959	1,632,325
ConocoPhillips	10,244	784,178
Consol Energy Inc	1,500	53,730
Denbury Resources Inc*	1,906	37,948
Devon Energy Corp	3,110	227,994
Diamond Offshore Drilling Inc	576	39,439
El Paso Corp	5,972	166,081
EOG Resources Inc	1,925	219,181
EQT Corp	1,085	57,527
Exxon Mobil Corp	34,270	2,964,354
First Solar Inc*	370	11,951
FMC Technologies Inc*	1,793	90,421
Halliburton Co	6,883	251,849
Helmerich & Payne Inc	805	49,347
Hess Corp	2,293	148,862
Marathon Oil Corp	5,401	183,040
Marathon Petroleum Corp	2,700	112,185
Murphy Oil Corp	1,600	102,304
Nabors Industries Ltd*	2,404	52,359
National Oilwell Varco Inc	3,192	263,436
Newfield Exploration Co*	988	35,568
Noble Corp*	1,885	75,739
Noble Energy Inc	1,400	136,710
Occidental Petroleum Corp	6,194	646,468
ONEOK Inc	773	63,881
Peabody Energy Corp	2,200	76,736
Pioneer Natural Resources Co	880	96,483
QEP Resources Inc	1,500	51,210
Range Resources Corp	1,202	76,543
Rowan Cos Inc*	921	33,957
Schlumberger Ltd	10,077	782,076
Southwestern Energy Co*	2,800	92,568
Spectra Energy Corp	4,856	152,381
SunCoke Energy Inc*	533	7,638
Sunoco Inc	1,006	38,862
Tesoro Corp*	1,200	31,836
Valero Energy Corp	4,652	113,927
Williams Cos Inc	4,450	132,966
WPX Energy Inc*	1,483	26,931
Total Energy		11,178,456

Financial (13.11%)
ACE Ltd	2,500	179,275
Aflac Inc	3,570	$168,683
Allstate Corp	4,094	128,674
American Express Co	7,975	421,798
American International Group Inc*	1,079	31,528
Ameriprise Financial Inc	1,978	110,293
Aon Corp	2,090	97,833
Apartment Investment & Management Co	1,148	28,516
Assurant Inc	891	37,841
AvalonBay Communities Inc	722	93,622
Bank of America Corp	70,632	562,937
Bank of New York Mellon Corp	9,190	203,191
BB&T Corp	5,247	153,475
Berkshire Hathaway Inc*	12,622	990,196
BlackRock Inc	700	139,300
Boston Properties Inc	1,058	107,440
Capital One Financial Corp	3,543	179,276
CBRE Group Inc*	2,058	37,723
Charles Schwab Corp	7,272	100,935
Chubb Corp	2,133	144,959
Cincinnati Financial Corp	1,551	54,549
Citigroup Inc	19,881	662,435
CME Group Inc	507	146,771
Comerica Inc	1,331	39,517
Discover Financial Services	4,142	124,301
E*Trade Financial Corp*	1,181	11,373
Equity Residential	2,107	119,867
Federated Investors Inc	848	17,376
Fifth Third Bancorp	6,069	82,599
First Horizon National Corp	1,791	16,835
Franklin Resources Inc	1,137	134,041
Genworth Financial Inc*	3,728	33,888
Goldman Sachs Group Inc	3,777	434,884
Hartford Financial Services Group Inc	2,922	60,515
HCP Inc	2,387	94,287
Health Care REIT Inc	938	51,065
Host Hotels & Resorts Inc	4,816	75,996
Hudson City Bancorp Inc	4,300	29,455
Huntington Bancshares Inc	5,456	31,890
IntercontinentalExchange Inc*	600	82,776
Invesco Ltd	3,410	84,466
JPMorgan Chase & Co	29,273	1,148,673
KeyCorp	6,704	54,302
Kimco Realty Corp	3,065	56,335
Legg Mason Inc	1,239	33,936
Lincoln National Corp	2,305	57,256
Loews Corp	2,394	93,701
M&T Bank Corp	659	53,788
Marsh & McLennan Cos Inc	4,025	125,580
MetLife Inc	6,248	240,860
Morgan Stanley	10,374	192,334
NASDAQ OMX Group Inc*	1,127	29,685
Northern Trust Corp	1,843	81,848
NYSE Euronext	2,200	65,494
People's United Financial Inc	2,887	36,347
Plum Creek Timber Co Inc	1,242	48,637
PNC Financial Services Group Inc	3,945	234,806
Principal Financial Group Inc	2,434	67,324
Progressive Corp	5,145	110,206
ProLogis Inc	1,611	54,226
Prudential Financial Inc	3,541	216,568

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) − (Continued)	2/29/2012

Security Description	Shares	Value (Note 1)
Public Storage	1,035	$138,762
Regions Financial Corp	9,066	52,220
Simon Property Group Inc	2,175	294,669
SLM Corp	3,621	57,067
State Street Corp	3,775	159,418
SunTrust Banks Inc	3,809	87,455
T Rowe Price Group Inc	1,965	121,024
Torchmark Corp	784	37,977
Travelers Cos Inc	3,269	189,504
Unum Group	2,266	52,231
US Bancorp	14,594	429,064
Ventas Inc	1,297	72,528
Vornado Realty Trust	1,196	97,749
Wells Fargo & Co	36,305	1,135,983
Weyerhaeuser Co	3,938	82,265
XL Group Plc	2,610	54,288
Zions Bancorporation	1,054	20,026
Total Financial		12,390,517

Industrial (10.94%)
3M Co	5,402	473,215
Agilent Technologies Inc*	2,633	114,851
Amphenol Corp	1,420	79,463
Ball Corp	1,558	62,445
Bemis Co Inc	906	28,421
Boeing Co	5,545	415,598
Caterpillar Inc	4,752	542,726
CH Robinson Worldwide Inc	1,280	84,698
Cooper Industries PLC	1,232	75,423
CSX Corp	8,180	171,862
Cummins Inc	1,539	185,557
Danaher Corp	4,166	220,090
Deere & Co	3,088	256,088
Dover Corp	1,542	98,719
Eaton Corp	2,530	132,041
Emerson Electric Co	5,740	288,779
Expeditors International of Washington Inc	1,800	78,534
FedEx Corp	2,384	214,536
FLIR Systems Inc	1,158	30,305
Flowserve Corp	426	50,511
Fluor Corp	1,298	78,503
General Dynamics Corp	2,701	197,794
General Electric Co	79,756	1,519,351
Goodrich Corp	1,031	129,875
Honeywell International Inc	5,823	346,876
Illinois Tool Works Inc	2,943	163,896
Ingersoll-Rand PLC	2,331	92,960
Jabil Circuit Inc	1,699	43,885
Jacobs Engineering Group Inc*	1,000	46,220
Joy Global Inc	784	68,177
L-3 Communications Holdings Inc	886	62,242
Leggett & Platt Inc	1,520	34,398
Lockheed Martin Corp	2,053	181,506
Masco Corp	3,084	36,638
Molex Inc	1,295	35,095
Norfolk Southern Corp	2,597	178,933
Northrop Grumman Corp	1,951	116,689
Owens-Illinois Inc*	1,395	33,341
Pall Corp	1,025	65,036
Parker Hannifin Corp	1,226	110,107
PerkinElmer Inc	1,021	27,567
Precision Castparts Corp	1,073	$179,652
Raytheon Co	2,641	133,423
Republic Services Inc	2,465	73,531
Rockwell Automation Inc	1,085	86,778
Rockwell Collins Inc	1,357	80,457
Roper Industries Inc	694	63,515
Ryder System Inc	477	25,391
Sealed Air Corp	1,582	31,055
Snap-on Inc	609	37,228
Stanley Black & Decker Inc	1,339	102,835
Stericycle Inc*	642	55,706
TE Connectivity Ltd	3,236	118,276
Textron Inc	2,069	56,918
Thermo Fisher Scientific Inc*	3,116	176,428
Tyco International Ltd	3,464	179,504
Union Pacific Corp	3,645	401,861
United Parcel Service Inc	7,325	563,219
United Technologies Corp	6,780	568,639
Waste Management Inc	3,736	130,685
Waters Corp*	682	61,107
Xylem Inc	1,498	38,918
Total Industrial		10,338,077

Technology (13.87%)
Adobe Systems Inc*	3,997	131,461
Advanced Micro Devices Inc*	4,487	32,979
Altera Corp	2,432	93,510
Analog Devices Inc	2,227	87,321
Apple Inc*	6,623	3,592,580
Applied Materials Inc	10,178	124,579
Autodesk Inc*	1,888	71,461
BMC Software Inc*	1,399	52,379
Broadcom Corp*	3,543	131,622
CA Inc	3,290	88,929
Cerner Corp*	1,085	80,106
Citrix Systems Inc*	1,544	115,399
Cognizant Technology Solutions Corp*	2,400	170,280
Computer Sciences Corp	1,256	39,891
Compuware Corp*	2,795	25,183
Dell Inc*	11,570	200,161
Dun & Bradstreet Corp	396	32,729
Electronic Arts Inc*	2,629	42,932
EMC Corp*	15,566	431,023
Fidelity National Information Services Inc	1,851	58,732
Fiserv Inc*	1,057	70,079
Hewlett-Packard Co	15,475	391,672
Intel Corp	39,179	1,053,132
International Business Machines Corp	8,919	1,754,635
Intuit Inc	2,417	139,799
KLA-Tencor Corp	1,304	63,114
Lexmark International Inc	856	31,569
Linear Technology Corp	1,917	64,181
LSI Corp*	6,000	51,600
MEMC Electronic Materials Inc*	1,900	7,467
Microchip Technology Inc	1,401	50,534
Micron Technology Inc*	6,485	55,447
Microsoft Corp	55,636	1,765,887
NetApp Inc*	2,586	111,198
Novellus Systems Inc*	520	24,170
NVIDIA Corp*	4,572	69,266
Oracle Corp	29,041	$850,030
Pitney Bowes Inc	1,820	32,997
Red Hat Inc*	1,433	70,876
Salesforce.com Inc*	838	119,968
SanDisk Corp*	1,741	86,110
Teradata Corp*	1,256	83,587
Teradyne Inc*	2,030	33,333
Texas Instruments Inc	8,861	295,514
Western Digital Corp*	1,845	72,416
Xerox Corp	10,310	84,851
Xilinx Inc	2,112	77,996
Total Technology		13,114,685

Utilities (3.29%)
AES Corp*	5,611	76,085
AGL Resources Inc	385	15,350
Ameren Corp	1,808	57,983
American Electric Power Co Inc	3,645	137,088
CenterPoint Energy Inc	2,979	58,061
CMS Energy Corp	2,062	44,147
Consolidated Edison Inc	2,227	129,389
Constellation Energy Group Inc	1,533	55,587
Dominion Resources Inc	4,251	214,548
DTE Energy Co	1,258	67,919
Duke Energy Corp	9,956	208,280
Edison International	2,433	101,870
Entergy Corp	1,441	96,014
Exelon Corp	5,032	196,600
FirstEnergy Corp	3,123	138,318
Integrys Energy Group Inc	615	31,998
NextEra Energy Inc	3,154	187,695
NiSource Inc	2,493	59,832
Northeast Utilities	1,339	48,070
NRG Energy Inc*	1,956	33,448
Pepco Holdings Inc	1,700	33,048
PG&E Corp	2,830	117,954
Pinnacle West Capital Corp	969	45,572
PPL Corp	2,877	82,138
Progress Energy Inc	2,285	121,288
Public Service Enterprise Group Inc	3,861	118,842
SCANA Corp	845	38,025
Sempra Energy	1,880	111,371
Southern Co	6,412	283,346
TECO Energy Inc	1,982	35,577
Wisconsin Energy Corp	1,938	66,047
Xcel Energy Inc	3,728	98,755
Total Utilities		3,110,245

Total Common Stock (Cost $63,155,450)		92,679,166

Preferred Stock (0.00%)
Orchard Supply Hardware Stores Corp Series A, 0%	20	41
Total Preferred Stock (Cost $24)		41

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) − (Continued)	2/29/2012

Security Description	Shares	Value (Note 1)
Short-Term Investments (0.21%)

United States Treasury Bills (0.21%)	Par Value
United States T-Bill 06/14/2012, DN (b)	$200,000	$199,953
Total United States Treasury Bills		199,953

Total Short-Term Investments (Cost $199,951)		199,953

Total Investments (Cost $63,355,425) (a) (98.27%)		92,879,160
Other Net Assets (1.73%)		1,631,004
Net Assets (100.00%)		$94,510,164

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $63,871,337.

At February 29, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$39,250,516
Unrealized depreciation	(10,242,693)
Net unrealized appreciation	$29,007,823

(b) At February 29, 2012, certain United States Treasury Bills with a market value of $199,953 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 29, 2012: Contracts - $50 times premium / delivery month / commitment

S&P 500 E-mini	Unrealized Appreciation
28 / Mar 2012 / Long	$78,077

S&P MidCap Index Fund	Portfolio of Investments (Unaudited)	2/29/2012

Security Description	Shares	Value (Note 1)
Common Stock (99.52%)

Basic Materials (4.04%)
Albemarle Corp	10,316	$686,220
Ashland Inc	9,078	576,998
Cabot Corp	7,427	300,868
Carpenter Technology Corp	5,135	263,426
Compass Minerals International Inc	3,900	280,995
Cytec Industries Inc	5,763	342,668
Domtar Corp	4,236	406,105
Intrepid Potash Inc*	5,237	132,444
Minerals Technologies Inc	2,052	132,498
NewMarket Corp	1,215	221,652
Olin Corp	9,317	195,937
Reliance Steel & Aluminum Co	8,870	476,496
RPM International Inc	15,230	363,540
Sensient Technologies Corp	5,821	215,319
Steel Dynamics Inc	26,167	387,533
Valspar Corp	10,862	503,454
Total Basic Materials		5,486,153

Communications (4.60%)
ADTRAN Inc	7,666	270,227
AMC Networks Inc*	6,821	309,605
AOL Inc*	11,313	203,181
Ciena Corp*	11,260	167,999
Equinix Inc*	5,552	778,279
Factset Research Systems Inc	5,343	466,978
John Wiley & Sons Inc	5,521	250,653
Lamar Advertising Co*	6,762	221,117
Meredith Corp	4,491	147,754
NeuStar Inc*	7,598	266,310
New York Times Co*	14,132	93,130
Plantronics Inc	5,056	188,589
Polycom Inc*	20,588	425,142
Rackspace Hosting Inc*	11,802	616,536
RF Micro Devices Inc*	34,034	162,342
Scholastic Corp	3,237	98,955
Telephone & Data Systems Inc	11,624	$293,738
Tellabs Inc	42,417	167,971
TIBCO Software Inc*	18,738	542,840
tw telecom inc*	17,359	374,954
ValueClick Inc*	9,598	199,638
Total Communications		6,245,938

Consumer, Cyclical (12.51%)
Advance Auto Parts Inc	8,420	718,815
Aeropostale Inc*	9,385	168,648
Alaska Air Group Inc*	4,127	282,988
American Eagle Outfitters Inc	22,518	327,412
ANN INC*	6,086	145,395
Ascena Retail Group Inc*	8,100	312,660
Bally Technologies Inc*	5,202	223,374
Barnes & Noble Inc*	5,201	69,225
Bob Evans Farms Inc	3,418	125,782
Brinker International Inc	9,355	258,104
Cheesecake Factory Inc*	6,345	188,066
Chico's FAS Inc	19,489	292,530
Collective Brands Inc*	7,040	126,861
Copart Inc*	6,403	318,741
Deckers Outdoor Corp*	4,500	336,420
Dick's Sporting Goods Inc	11,344	507,757
DreamWorks Animation SKG Inc*	8,414	145,226
Foot Locker Inc	17,778	518,584
Fossil Inc*	6,111	745,420
Guess? Inc	7,764	269,023
Hanesbrands Inc*	11,293	324,448
Herman Miller Inc	7,093	148,953
HNI Corp	5,210	131,709
HSN Inc	4,667	173,426
Ingram Micro Inc*	17,829	341,069
International Speedway Corp	3,458	87,003
JetBlue Airways Corp*	23,748	121,115
KB Home	8,392	95,837
Life Time Fitness Inc*	5,010	247,845
LKQ Corp*	17,036	542,767
MDC Holdings Inc	4,359	107,144
Mohawk Industries Inc*	6,621	$420,500
MSC Industrial Direct Co Inc	5,324	422,779
NVR Inc*	578	399,976
Office Depot Inc*	34,148	112,688
Oshkosh Corp*	10,625	247,669
Owens & Minor Inc	7,372	220,865
Panera Bread Co*	3,445	532,528
PetSmart Inc	12,973	723,115
Polaris Industries Inc	8,148	538,257
PVH Corp	7,983	678,635
RadioShack Corp	11,828	83,861
Regis Corp	6,848	118,539
Saks Inc*	19,221	223,925
Scientific Games Corp*	7,530	79,140
Signet Jewelers Ltd	10,100	473,690
Thor Industries Inc	5,099	166,074
Toll Brothers Inc*	17,402	408,251
Tractor Supply Co	8,255	705,555
Under Armour Inc*	4,267	380,787
Warnaco Group Inc*	4,705	276,231
Watsco Inc	3,300	235,587
Wendy's Co	34,373	174,271
Williams-Sonoma Inc	12,050	465,130
WMS Industries Inc*	6,477	142,688
World Fuel Services Corp	8,268	344,445
Total Consumer, Cyclical		16,977,533

Consumer, Non-Cyclical (18.56%)
Aaron's Inc	8,777	245,229
Alliance Data Systems Corp*	5,780	701,461
American Greetings Corp	5,009	75,135
AMERIGROUP Corp*	5,559	377,623
Bio-Rad Laboratories Inc*	2,287	233,091
Catalyst Health Solutions Inc*	5,899	365,856
Charles River Laboratories International Inc*	5,512	193,637
Church & Dwight Co Inc	16,626	793,725
Community Health Systems Inc*	9,235	233,091

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) − (Continued)	2/29/2012

Security Description	Shares	Value (Note 1)
Convergys Corp*	13,966	179,882
Cooper Cos Inc	5,700	$453,036
CoreLogic Inc*	12,759	196,233
Corn Products International Inc	8,808	505,139
Corporate Executive Board Co	3,869	160,331
Corrections Corp of America*	11,565	289,819
Covance Inc*	7,061	337,022
Deluxe Corp	5,906	145,701
Endo Pharmaceuticals Holdings Inc*	13,579	503,374
Flowers Foods Inc	13,116	251,040
Fortune Brands Home & Security Inc*	18,084	349,745
FTI Consulting Inc*	4,761	190,773
Gartner Inc*	10,261	413,108
Gen-Probe Inc*	5,406	369,122
Global Payments Inc	9,102	469,845
Green Mountain Coffee Roasters Inc*	14,803	961,750
Health Management Associates Inc*	29,533	217,954
Health Net Inc*	9,643	363,927
Henry Schein Inc*	10,502	777,358
Hill-Rom Holdings Inc	7,172	243,633
HMS Holdings Corp*	9,885	318,495
Hologic Inc*	30,581	633,944
IDEXX Laboratories Inc*	6,526	559,605
ITT Educational Services Inc*	2,324	159,519
Korn/Ferry International*	5,795	92,546
Lancaster Colony Corp	2,467	160,774
Lender Processing Services Inc	10,238	225,646
LifePoint Hospitals Inc*	5,596	218,076
Lincare Holdings Inc	10,291	276,416
Manpower Inc	9,482	408,390
Masimo Corp*	6,809	148,436
Medicis Pharmaceutical Corp	7,549	263,762
Mednax Inc*	5,800	431,462
Monster Beverage Corp*	17,610	1,007,115
Monster Worldwide Inc*	14,973	103,913
Omnicare Inc	13,289	467,507
Post Holdings Inc*	3,204	99,773
Ralcorp Holdings Inc*	6,408	478,037
Regeneron Pharmaceuticals Inc*	8,823	924,562
Rent-A-Center Inc	6,828	241,848
ResMed Inc*	17,096	500,913
Rollins Inc	7,481	151,565
Ruddick Corp	5,178	212,091
Scotts Miracle-Gro Co	5,030	235,605
SEI Investments Co	17,126	338,239
Service Corp International	26,499	300,499
Smithfield Foods Inc*	18,983	444,772
Sotheby's	7,851	308,858
STERIS Corp	6,737	211,407
Strayer Education Inc	1,350	138,908
Techne Corp	4,300	307,837
Teleflex Inc	4,732	280,466
Thoratec Corp*	7,217	248,987
Tootsie Roll Industries Inc	2,887	67,123
Towers Watson & Co	5,412	346,043
Tupperware Brands Corp	6,667	417,954
United Rentals Inc*	7,634	318,185
United Therapeutics Corp*	6,013	287,000
Universal Corp	2,699	123,992
Universal Health Services Inc	11,220	$500,524
Valassis Communications Inc*	5,201	129,921
VCA Antech Inc*	10,077	221,593
Vertex Pharmaceuticals Inc*	24,455	951,789
WellCare Health Plans Inc*	4,973	337,468
Total Consumer, Non-Cyclical		25,199,205

Energy (5.84%)
Arch Coal Inc	25,173	341,598
Atwood Oceanics Inc*	6,568	312,374
Bill Barrett Corp*	5,594	163,513
CARBO Ceramics Inc	2,251	206,304
Cimarex Energy Co	9,965	803,877
Comstock Resources Inc*	5,831	93,471
Dresser-Rand Group Inc*	8,745	459,287
Dril-Quip Inc*	4,000	279,960
Energen Corp	8,379	446,014
Forest Oil Corp*	12,999	168,077
Helix Energy Solutions Group Inc*	12,258	235,844
HollyFrontier Corp	24,180	788,993
Northern Oil and Gas Inc*	6,417	152,147
Oil States International Inc*	5,954	483,584
Oceaneering International Inc	12,556	681,414
Patriot Coal Corp*	10,822	78,243
Patterson-UTI Energy Inc	17,937	348,337
Plains Exploration & Production Co*	16,388	722,219
Quicksilver Resources Inc*	14,484	80,241
SM Energy Co	7,438	585,519
Superior Energy Services Inc*	9,282	272,334
Unit Corp*	4,812	228,907
Total Energy		7,932,257

Financial (19.23%)
Affiliated Managers Group Inc*	6,170	656,426
Alexandria Real Estate Equities Inc	7,322	524,914
American Campus Communities Inc	7,900	325,085
American Financial Group Inc	8,950	335,178
Apollo Investment Corp	24,039	168,754
Arthur J Gallagher & Co	12,920	440,830
Aspen Insurance Holdings Ltd	8,205	217,679
Associated Banc-Corp	20,166	266,998
Astoria Financial Corp	10,346	90,838
BancorpSouth Inc	8,709	103,115
Bank of Hawaii Corp	5,399	248,354
BRE Properties Inc	8,704	421,535
Brown & Brown Inc	13,498	318,958
Camden Property Trust	8,144	504,928
Cathay General Bancorp	9,505	155,312
City National Corp	5,490	258,030
Commerce Bancshares Inc	9,198	355,135
Corporate Office Properties Trust	8,366	205,134
Cullen/Frost Bankers Inc	7,118	402,025
Duke Realty Corp	29,949	415,692
East West Bancorp Inc	17,323	383,185
Eaton Vance Corp	13,345	384,469
Equity One Inc	4,171	79,332
Essex Property Trust Inc	3,863	540,781
Everest Re Group Ltd	6,169	541,947
Federal Realty Investment Trust	7,379	$703,588
Fidelity National Financial Inc	25,474	439,681
First American Financial Corp	12,759	196,489
First Niagara Financial Group Inc	38,086	364,102
FirstMerit Corp	12,951	207,864
Fulton Financial Corp	22,371	219,236
Greenhill & Co Inc	3,000	131,880
Hancock Holding Co	9,900	336,105
Hanover Insurance Group Inc	5,215	212,876
HCC Insurance Holdings Inc	13,212	403,494
Highwoods Properties Inc	8,435	269,920
Home Properties Inc	5,609	323,247
Hospitality Properties Trust	14,634	361,899
International Bancshares Corp	6,582	124,926
Janus Capital Group Inc	21,687	191,279
Jefferies Group Inc	16,896	282,501
Jones Lang LaSalle Inc	5,052	411,283
Kemper Corp	5,832	166,912
Liberty Property Trust	13,487	457,479
Macerich Co	15,335	827,937
Mack-Cali Realty Corp	9,981	285,457
Mercury General Corp	4,206	180,353
National Retail Properties Inc	12,017	320,253
New York Community Bancorp Inc	49,659	646,064
Old Republic International Corp	30,543	331,697
Omega Healthcare Investors Inc	12,046	245,377
Potlatch Corp	4,670	143,929
Prosperity Bancshares Inc	5,450	238,383
Protective Life Corp	9,625	267,286
Raymond James Financial Inc	11,863	419,594
Rayonier Inc	14,049	625,461
Realty Income Corp	15,035	554,641
Regency Centers Corp	10,657	456,013
Reinsurance Group of America Inc	8,515	491,060
Senior Housing Properties Trust	18,003	385,264
Signature Bank*	5,366	318,526
SL Green Realty Corp	9,801	745,366
StanCorp Financial Group Inc	5,135	204,168
SVB Financial Group*	5,204	308,493
Synovus Financial Corp	96,764	205,140
Taubman Centers Inc	6,600	455,862
TCF Financial Corp	18,853	203,235
Transatlantic Holdings Inc	6,676	404,566
Trustmark Corp	6,874	162,089
UDR Inc	24,632	616,293
Valley National Bancorp	19,000	237,690
Waddell & Reed Financial Inc	9,915	312,917
Washington Federal Inc	13,168	213,322
Webster Financial Corp	8,543	186,921
Weingarten Realty Investors	14,044	349,696
Westamerica Bancorporation	3,310	156,762
WR Berkley Corp	12,884	460,603
Total Financial		26,109,813

Industrial (19.72%)
Acuity Brands Inc	4,889	304,047
AECOM Technology Corp*	13,407	313,053
AGCO Corp*	11,295	583,161

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) − (Continued)	2/29/2012

Security Description	Shares	Value (Note 1)
Alexander & Baldwin Inc	4,846	$224,903
Alliant Techsystems Inc	3,829	229,740
AMETEK Inc	18,608	885,741
AptarGroup Inc	7,679	405,298
Arrow Electronics Inc*	12,986	521,388
Avnet Inc*	17,244	616,301
BE Aerospace Inc*	11,987	549,484
Brink's Co	5,706	144,077
Carlisle Cos Inc	7,093	346,138
CLARCOR Inc	5,838	294,644
Clean Harbors Inc*	5,488	368,574
Commercial Metals Co	14,094	187,309
Con-way Inc	6,247	184,599
Crane Co	5,678	275,780
Donaldson Co Inc	8,661	635,977
Energizer Holdings Inc*	7,775	594,399
Esterline Technologies Corp*	3,622	235,249
Exelis Inc	21,453	225,471
Gardner Denver Inc	5,879	403,770
GATX Corp	5,416	235,542
General Cable Corp*	6,184	191,518
Gentex Corp	16,675	394,364
Graco Inc	6,937	355,036
Granite Construction Inc	4,268	122,065
Greif Inc	3,575	183,076
Harsco Corp	9,381	208,540
Hubbell Inc	6,850	515,257
Huntington Ingalls Industries Inc*	5,672	203,511
IDEX Corp	9,697	405,335
Itron Inc*	4,734	210,284
ITT Corp	10,780	268,961
JB Hunt Transport Services Inc	10,446	534,940
Kansas City Southern*	12,766	888,258
KBR Inc	17,301	628,372
Kennametal Inc	9,235	425,456
Kirby Corp*	6,470	443,971
Landstar System Inc	5,451	294,681
Lennox International Inc	6,180	241,823
Lincoln Electric Holdings Inc	9,740	449,891
Louisiana-Pacific Corp*	15,807	129,143
Martin Marietta Materials Inc	5,311	456,056
Matthews International Corp	3,305	102,521
Mettler-Toledo International Inc*	3,619	652,433
Mine Safety Appliances Co	3,834	141,321
National Instruments Corp	10,801	287,307
Nordson Corp	6,930	380,942
Packaging Corp of America	11,362	336,770
Pentair Inc	11,456	441,056
Regal-Beloit Corp	4,674	315,495
Rock-Tenn Co	8,192	577,454
Shaw Group Inc*	7,800	225,732
Silgan Holdings Inc	5,760	244,915
Sonoco Products Co	11,620	381,601
SPX Corp	5,929	433,647
Tech Data Corp*	4,796	256,490
Terex Corp*	12,750	323,723
Thomas & Betts Corp*	6,049	436,919
Tidewater Inc	6,032	358,904
Timken Co	9,760	511,424
Trimble Navigation Ltd*	14,332	720,756
Trinity Industries Inc	9,313	323,720
Triumph Group Inc	4,534	$289,269
URS Corp*	9,000	392,850
UTi Worldwide Inc	12,169	196,408
Valmont Industries Inc	2,476	275,009
Vishay Intertechnology Inc*	18,268	223,966
Wabtec Corp	5,575	416,620
Waste Connections Inc	13,001	422,793
Werner Enterprises Inc	5,556	134,566
Woodward Inc	7,201	315,188
Worthington Industries Inc	6,236	105,201
Zebra Technologies Corp*	6,039	232,139
Total Industrial		26,772,322

Technology (9.46%)
ACI Worldwide Inc*	3,894	147,115
Acxiom Corp*	9,766	137,115
Advent Software Inc*	3,719	95,690
Allscripts Healthcare Solutions Inc*	22,600	436,632
ANSYS Inc*	10,737	678,364
Atmel Corp*	53,767	543,584
Broadridge Financial Solutions Inc	14,425	351,105
Cadence Design Systems Inc*	31,652	372,544
Compuware Corp*	25,383	228,701
Concur Technologies Inc*	5,500	324,225
Cree Inc*	13,411	406,219
Cypress Semiconductor Corp*	17,999	310,483
Diebold Inc	7,280	284,866
DST Systems Inc	3,892	206,276
Fair Isaac Corp	4,149	167,952
Fairchild Semiconductor International Inc*	15,263	222,687
Informatica Corp*	12,539	616,417
Integrated Device Technology Inc*	17,565	121,374
International Rectifier Corp*	8,025	180,161
Intersil Corp	14,892	168,577
Jack Henry & Associates Inc	10,062	339,492
Lam Research Corp*	13,895	579,422
ManTech International Corp	2,694	90,357
MEMC Electronic Materials Inc*	26,786	105,269
Mentor Graphics Corp*	10,846	164,425
MICROS Systems Inc*	9,313	483,624
MSCI Inc*	14,242	503,882
NCR Corp*	18,294	397,346
Parametric Technology Corp*	13,580	362,586
QLogic Corp*	11,694	201,020
Quest Software Inc*	6,566	131,451
Riverbed Technology Inc*	18,196	518,040
Rovi Corp*	12,784	453,576
Semtech Corp*	7,825	224,656
Silicon Laboratories Inc*	4,864	217,907
Skyworks Solutions Inc*	21,838	588,971
Solera Holdings Inc	8,241	395,568
Synopsys Inc*	16,656	507,508
VeriFone Systems Inc*	12,100	579,469
Total Technology		12,844,656

Utilities (5.56%)
Alliant Energy Corp	12,899	550,013
Atmos Energy Corp	10,502	322,726
Aqua America Inc	16,105	357,692
Black Hills Corp	4,587	$150,637
Cleco Corp	7,051	271,322
Great Plains Energy Inc	16,116	318,774
Hawaiian Electric Industries Inc	11,154	279,408
IDACORP Inc	6,047	244,783
MDU Resources Group Inc	21,943	476,163
National Fuel Gas Co	9,628	484,577
NSTAR	12,039	564,629
NV Energy Inc	27,429	430,087
OGE Energy Corp	11,396	598,062
PNM Resources Inc	9,837	176,869
Questar Corp	20,640	396,701
Southern Union Co	14,498	637,042
UGI Corp	13,806	390,020
Vectren Corp	9,513	277,970
Westar Energy Inc	13,837	380,794
WGL Holdings Inc	5,977	244,041
Total Utilities		7,552,310

Total Common Stock (Cost $95,355,836)		135,120,187

Short-Term Investments (0.15%)

United States Treasury Bills (0.15%)	Par Value
United States T-Bill 06/14/2012, DN (b)	$200,000	199,953
Total United States Treasury Bills		199,953

Total Short-Term Investments (Cost $199,946)		199,953

Total Investments (Cost $95,555,782) (a) (99.67%)		135,320,140
Other Net Assets (0.33%)		448,892
Net Assets (100.00%)		$135,769,032

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $95,963,881. At February 29, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$43,047,782
Unrealized depreciation		(3,691,523)
Net unrealized appreciation		$39,356,259

(b) At February 29, 2012, certain United States Treasury Bills with a market value of $199,953 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 29, 2012: Contracts - $100 times premium / delivery month / commitment

S&P MidCap E-mini	Unrealized Appreciation
7 / Mar 2012 / Long	$16,482

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited)	2/29/2012

Security Description	Shares	Value (Note 1)
Common Stock (94.58%)

Basic Materials (3.18%)
A Schulman Inc	2,273	$58,734
AMCOL International Corp	1,832	53,733
American Vanguard Corp	1,345	22,219
Balchem Corp	2,076	56,571
Buckeye Technologies Inc	2,745	93,769
Century Aluminum Co*	4,083	40,054
Clearwater Paper Corp*	1,504	51,602
Deltic Timber Corp	776	50,603
Hawkins Inc	618	23,948
HB Fuller Co	3,547	106,871
Kaiser Aluminum Corp	1,000	48,340
KapStone Paper and Packaging Corp*	2,655	53,366
Kraton Performance Polymers Inc*	2,255	62,666
Materion Corp*	1,269	37,245
Neenah Paper Inc	750	20,918
OM Group Inc*	2,228	61,225
PolyOne Corp	6,787	91,149
Quaker Chemical Corp	909	37,460
Schweitzer-Mauduit International Inc	1,246	87,282
Stepan Co	561	49,048
Wausau Paper Corp	3,194	29,832
Zep Inc	1,342	20,358
Total Basic Materials		1,156,993

Communications (4.23%)
Anixter International Inc*	2,047	142,348
Arris Group Inc*	8,093	92,179
Atlantic Tele-Network Inc	630	24,142
Black Box Corp	1,103	29,693
Blue Nile Inc*	1,051	37,468
Cbeyond Inc*	1,695	13,018
Cincinnati Bell Inc*	14,029	52,609
comScore Inc*	1,837	40,396
Comtech Telecommunications Corp	1,983	63,991
DealerTrack Holdings Inc*	2,690	74,917
Digital Generation Inc*	1,700	17,000
Dolan Co*	2,121	19,047
eResearchTechnology Inc*	2,768	17,660
EW Scripps Co*	1,800	17,136
General Communication Inc*	2,942	31,156
Harmonic Inc*	6,254	36,836
InfoSpace Inc*	1,900	22,059
j2 Global Inc	3,311	97,906
Liquidity Services Inc*	1,100	47,575
LogMeIn Inc*	1,100	40,546
Lumos Networks Corp	906	11,597
Netgear Inc*	2,491	93,587
Network Equipment Technologies Inc*	1,066	769
Neutral Tandem Inc*	1,995	22,264
Novatel Wireless Inc*	1,500	5,145
NTELOS Holdings Corp	906	21,065
Nutrisystem Inc	1,800	20,286
Oplink Communications Inc*	1,360	22,318
PC-Tel Inc	942	6,924
Perficient Inc*	1,900	22,952
Sourcefire Inc*	1,900	85,538
Stamps.com Inc*	1,100	$28,435
Symmetricom Inc*	2,100	12,327
United Online Inc	5,300	26,818
USA Mobility Inc	1,400	19,208
Viasat Inc*	3,352	154,628
Websense Inc*	2,754	49,600
XO Group Inc*	1,600	14,464
Total Communications		1,535,607

Consumer, Cyclical (16.38%)
Allegiant Travel Co*	1,000	49,980
Arctic Cat Inc*	1,013	37,258
Big 5 Sporting Goods Corp	1,300	10,127
Biglari Holdings Inc*	103	42,283
BJ's Restaurants Inc*	1,643	81,575
Brightpoint Inc*	4,688	41,254
Brown Shoe Co Inc	2,695	29,052
Brunswick Corp	6,164	147,381
Buckle Inc	1,889	84,854
Buffalo Wild Wings Inc*	1,200	103,788
Cabela's Inc*	2,913	103,353
Callaway Golf Co	3,839	25,145
Carter's Inc*	4,164	202,245
Casey's General Stores Inc	3,031	155,278
Cash America International Inc	2,136	99,068
Cato Corp	1,862	50,479
CEC Entertainment Inc	1,417	54,073
Childrens Place Retail Stores Inc*	1,875	95,156
Christopher & Banks Corp	1,875	4,013
Coinstar Inc*	2,297	133,754
Cracker Barrel Old Country Store Inc	1,672	93,080
Crocs Inc*	6,066	119,197
DineEquity Inc*	1,133	60,480
DTS Inc*	1,151	32,320
Ethan Allen Interiors Inc	1,913	48,303
Ezcorp Inc*	3,603	113,495
Finish Line Inc	3,854	88,603
First Cash Financial Services Inc*	2,107	89,042
Fred's Inc	2,610	36,149
G&K Services Inc	1,371	45,695
Genesco Inc*	1,705	116,179
Group 1 Automotive Inc	1,718	88,597
Haverty Furniture Cos Inc	1,157	12,727
Hibbett Sports Inc*	2,017	98,732
HOT Topic Inc	2,397	21,381
HSN Inc	2,806	104,271
Iconix Brand Group Inc*	5,255	95,431
Interface Inc	4,469	54,745
Interval Leisure Group Inc*	2,925	39,458
Jack in the Box Inc*	3,444	82,139
Jakks Pacific Inc	1,604	24,910
JOS A Bank Clothiers Inc*	1,993	102,620
K-Swiss Inc*	1,713	5,704
Kirkland's Inc*	1,134	18,087
La-Z-Boy Inc*	3,743	53,487
Lithia Motors Inc	1,577	37,233
Liz Claiborne Inc*	6,200	60,636
Lumber Liquidators Holdings Inc*	1,620	35,462
M/I Homes Inc*	700	8,477
Maidenform Brands Inc*	1,687	$35,427
Marcus Corp	1,435	17,292
MarineMax Inc*	800	6,464
Men's Wearhouse Inc	3,812	147,639
Meritage Homes Corp*	2,050	53,075
Mobile Mini Inc*	3,247	70,135
Monarch Casino & Resort Inc*	600	6,288
Multimedia Games Holding Co Inc*	1,431	14,639
MWI Veterinary Supply Inc*	903	78,173
O'Charleys Inc*	1,466	14,528
OfficeMax Inc*	5,911	33,102
Oxford Industries Inc	832	41,933
Papa John's International Inc*	1,264	46,970
PEP Boys-Manny Moe & Jack	3,075	46,248
Perry Ellis International Inc*	700	12,201
PetMed Express Inc	1,300	15,834
PF Chang's China Bistro Inc	1,512	57,940
Pinnacle Entertainment Inc*	4,467	49,182
Pool Corp	3,525	128,310
Quiksilver Inc*	9,389	43,941
Red Robin Gourmet Burgers Inc*	1,127	38,780
Ruby Tuesday Inc*	4,509	35,080
Rue21 Inc*	1,088	29,028
Ruth's Hospitality Group Inc*	1,000	6,230
Scansource Inc*	1,941	71,817
School Specialty Inc*	1,075	3,440
Select Comfort Corp*	4,002	118,419
Shuffle Master Inc*	3,655	53,363
Skechers U.S.A. Inc*	2,470	31,542
Skyline Corp	400	3,220
SkyWest Inc	3,479	39,730
Sonic Automotive Inc	2,552	43,716
Sonic Corp*	3,769	31,132
Spartan Motors Inc	1,900	10,849
Stage Stores Inc	2,706	40,455
Standard Motor Products Inc	916	20,812
Standard Pacific Corp*	7,590	33,244
Stein Mart Inc*	1,360	9,751
Steven Madden Ltd*	2,517	108,684
Superior Industries International Inc	1,678	30,338
Texas Roadhouse Inc	4,235	70,852
Toro Co	2,194	148,622
True Religion Apparel Inc*	1,828	48,204
Tuesday Morning Corp*	1,500	5,145
Unifirst Corp	1,059	63,625
United Stationers Inc	3,342	97,052
Universal Electronics Inc*	800	15,648
Vitamin Shoppe Inc*	1,700	72,131
VOXX International Corp*	1,050	13,430
Winnebago Industries Inc*	1,700	15,164
Wolverine World Wide Inc	3,581	136,579
World Fuel Services Corp	4,804	200,135
Zale Corp*	2,067	6,635
Zumiez Inc*	1,300	40,846
Total Consumer, Cyclical		5,949,775

Consumer, Non-Cyclical (18.72%)
Abaxis Inc*	1,625	43,160
ABM Industries Inc	3,436	77,997
Affymetrix Inc*	4,911	20,479

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) − (Continued)	2/29/2012

Security Description	Shares	Value (Note 1)
Air Methods Corp*	805	$72,635
Align Technology Inc*	4,938	126,462
Alliance One International Inc*	4,676	17,254
Almost Family Inc*	422	9,655
Amedisys Inc*	2,128	27,345
American Public Education Inc*	1,343	52,592
AMN Healthcare Services Inc*	2,822	15,069
Amsurg Corp*	2,051	53,593
Andersons Inc	1,335	57,525
Arbitron Inc	1,954	65,342
Arqule Inc*	3,181	22,585
B&G Foods Inc	3,200	74,496
Bio-Reference Labs Inc*	1,534	30,895
Blyth Inc	354	22,585
Boston Beer Co Inc*	658	62,194
Cal-Maine Foods Inc	800	30,800
Calavo Growers Inc	699	19,223
Cambrex Corp*	1,239	8,252
Cantel Medical Corp	1,147	23,158
Capella Education Co*	1,176	45,629
Cardtronics Inc*	2,030	53,978
CDI Corp	607	9,111
Centene Corp*	3,583	174,850
Central Garden and Pet Co*	3,900	37,323
Chemed Corp	1,524	94,214
CONMED Corp*	1,925	57,442
Consolidated Graphics Inc*	696	32,496
Corinthian Colleges Inc*	5,867	26,343
Corvel Corp*	500	22,670
Cross Country Healthcare Inc*	1,840	10,414
CryoLife Inc*	1,813	9,881
Cubist Pharmaceuticals Inc*	4,291	183,912
Cyberonics Inc*	1,759	65,488
Diamond Foods Inc	1,527	36,526
Emergent Biosolutions Inc*	1,553	23,714
Ensign Group Inc	910	24,943
Enzo Biochem Inc*	1,519	3,919
Forrester Research Inc*	996	32,101
Gentiva Health Services Inc*	1,927	15,127
Geo Group Inc*	4,480	78,893
Greatbatch Inc*	1,517	37,546
Haemonetics Corp*	1,834	122,933
Hain Celestial Group Inc*	3,105	126,808
Hanger Orthopedic Group Inc*	2,395	49,553
Healthcare Services Group Inc	4,779	93,095
Healthways Inc*	1,971	15,669
Heartland Payment Systems Inc	2,657	75,246
Heidrick & Struggles International Inc	972	19,751
Helen of Troy Ltd*	2,216	72,020
Hi-Tech Pharmacal Co Inc*	736	29,381
Hillenbrand Inc	4,521	103,847
HMS Holdings Corp*	6,036	194,480
ICU Medical Inc*	855	39,227
Insperity Inc	1,536	46,280
Integra LifeSciences Holdings Corp*	1,486	46,958
Inter Parfums Inc	1,098	18,523
Invacare Corp	2,104	$34,737
IPC The Hospitalist Co Inc*	1,130	41,098
J&J Snack Foods Corp	1,032	51,775
Kelly Services Inc	1,581	23,715
Kensey Nash Corp	574	12,961
Kid Brands Inc*	958	2,864
Landauer Inc	600	32,184
LCA-Vision Inc*	1,173	10,111
LHC Group Inc*	1,000	17,020
Live Nation Entertainment Inc*	11,277	105,102
Magellan Health Services Inc*	2,257	106,666
MAXIMUS Inc	2,478	103,357
Medcath Corp	1,465	11,368
Medicines Co*	3,853	82,570
Medifast Inc*	932	15,126
Meridian Bioscience Inc	2,957	53,285
Merit Medical Systems Inc*	2,243	28,082
Midas Inc*	700	6,391
Molina Healthcare Inc*	1,850	62,826
Monro Muffler Brake Inc	2,193	100,593
Nash Finch Co	881	23,620
Natus Medical Inc*	2,086	21,840
Navigant Consulting Inc*	3,400	45,934
Neogen Corp*	1,668	57,880
NuVasive Inc*	2,750	43,148
On Assignment Inc*	2,167	30,078
Palomar Medical Technologies Inc*	1,000	11,040
Par Pharmaceutical Cos Inc*	2,591	96,152
PAREXEL International Corp*	4,229	103,526
Peet's Coffee & Tea Inc*	942	60,655
PharMerica Corp*	1,800	22,068
Prestige Brands Holdings Inc*	3,400	56,100
PSS World Medical Inc*	3,994	96,775
Questcor Pharmaceuticals Inc*	4,322	168,126
Regeneron Pharmaceuticals Inc*	5,324	557,902
Salix Pharmaceuticals Ltd*	4,028	198,661
Sanderson Farms Inc	1,357	66,764
Savient Pharmaceuticals Inc*	5,115	10,281
Seneca Foods Corp*	660	16,909
Snyders-Lance Inc	3,213	72,132
Spartan Stores Inc	1,300	23,192
Standard Register Co	613	962
SurModics Inc*	809	11,488
Symmetry Medical Inc*	2,200	15,928
TeleTech Holdings Inc*	1,900	29,013
TreeHouse Foods Inc*	2,461	141,754
TrueBlue Inc*	2,823	46,749
United Natural Foods Inc*	3,349	152,446
Universal Technical Institute Inc*	1,300	16,887
Viad Corp	1,409	27,419
Viropharma Inc*	5,643	180,915
WD-40 Co	1,126	48,508
West Pharmaceutical Services Inc	2,406	100,090
Wright Express Corp*	2,661	164,663
Zoll Medical Corp*	1,563	114,333
Total Consumer, Non-Cyclical		6,799,356

Energy (3.09%)
Basic Energy Services Inc*	1,681	$33,385
Contango Oil & Gas Co*	893	56,777
GeoResources Inc*	1,229	39,377
Gulf Island Fabrication Inc	900	26,379
Gulfport Energy Corp*	2,681	90,135
Headwaters Inc*	2,223	6,758
Hornbeck Offshore Services Inc*	1,680	68,460
ION Geophysical Corp*	10,598	75,882
Lufkin Industries Inc	2,217	176,562
Matrix Service Co*	1,500	19,860
Penn Virginia Corp	3,291	16,093
Petroleum Development Corp*	1,627	52,943
Petroquest Energy Inc*	4,015	24,492
Pioneer Drilling Co*	3,915	38,993
SEACOR Holdings Inc*	1,546	152,868
Stone Energy Corp*	3,374	107,799
Swift Energy Co*	2,894	86,907
Tetra Technologies Inc*	5,529	50,259
Total Energy		1,123,929

Financial (18.29%)
Acadia Realty Trust	2,910	61,663
AMERISAFE Inc*	1,249	28,177
Bank Mutual Corp	3,500	13,755
Bank of the Ozarks Inc	1,654	48,545
BBCN Bancorp Inc*	2,741	28,095
BioMed Realty Trust Inc	9,097	167,567
Boston Private Financial Holdings Inc	5,516	52,567
Brookline Bancorp Inc	3,628	33,305
Calamos Asset Management Inc	1,436	17,605
Cedar Realty Trust Inc	2,600	12,376
Charles Schwab Corp	3,131	43,458
City Holding Co	946	32,419
Colonial Properties Trust	5,839	119,816
Columbia Banking System Inc	2,734	57,824
Community Bank System Inc	2,657	72,589
Cowen Group Inc*	3,493	9,780
Delphi Financial Group Inc	3,777	168,303
DiamondRock Hospitality Co	11,511	114,650
Dime Community Bancshares Inc	1,914	26,643
EastGroup Properties Inc	1,946	93,778
eHealth Inc*	1,639	24,634
Employers Holdings Inc	3,092	53,461
Entertainment Properties Trust	3,235	147,193
Extra Space Storage Inc	6,709	176,916
First Commonwealth Financial Corp	6,811	40,798
First BanCorp*	341	1,320
First Financial Bancorp	4,036	66,069
First Financial Bankshares Inc	2,100	71,946
First Midwest Bancorp Inc	5,380	62,193
FNB Corp	9,147	107,843
Forestar Group Inc*	2,556	40,104
Franklin Street Properties Corp	5,114	52,725
Getty Realty Corp	1,740	29,580
Glacier Bancorp Inc	5,190	71,622

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) − (Continued)	2/29/2012

Security Description	Shares	Value (Note 1)
Hanmi Financial Corp*	575	$4,985
Healthcare Realty Trust Inc	5,250	108,518
Home Bancshares Inc	1,581	39,841
Home Properties Inc	2,616	150,760
Horace Mann Educators Corp	2,400	41,592
Independent Bank Corp	1,385	38,074
Infinity Property & Casualty Corp	809	44,357
Inland Real Estate Corp	5,518	47,841
Interactive Brokers Group Inc	2,600	41,236
Investment Technology Group Inc*	2,751	31,637
Kilroy Realty Corp	4,162	182,462
Kite Realty Group Trust	4,572	22,449
LaSalle Hotel Properties	5,972	159,333
Lexington Realty Trust	9,737	84,225
LTC Properties Inc	2,154	66,472
Meadowbrook Insurance Group Inc	3,842	36,576
Medical Properties Trust Inc	7,736	75,194
Mid-America Apartment Communities Inc	2,577	160,727
National Financial Partners Corp*	3,143	47,962
National Penn Bancshares Inc	8,848	77,420
National Retail Properties Inc	6,045	161,099
Navigators Group Inc*	800	37,608
NBT Bancorp Inc	2,269	49,487
Northwest Bancshares Inc	7,350	92,757
Old National Bancorp	6,839	82,615
PacWest Bancorp	2,355	51,268
Parkway Properties Inc	1,585	15,834
Pennsylvania Real Estate Investment Trust	3,850	51,667
Pinnacle Financial Partners Inc*	2,104	34,842
Piper Jaffray Cos*	1,018	25,022
Portfolio Recovery Associates Inc*	1,234	86,047
Post Properties Inc	3,391	148,085
Presidential Life Corp	1,505	16,284
PrivateBancorp Inc	4,223	61,234
ProAssurance Corp	2,201	193,160
Prospect Capital Corp	7,016	75,843
Provident Financial Services Inc	3,500	48,090
PS Business Parks Inc	1,301	81,208
RLI Corp	1,092	76,506
S&T Bancorp Inc	1,500	31,815
Safety Insurance Group Inc	1,100	46,948
Saul Centers Inc	796	30,137
Selective Insurance Group Inc	3,893	66,882
Signature Bank*	2,822	167,514
Simmons First National Corp	1,247	32,784
Sovran Self Storage Inc	1,996	94,830
Sterling Bancorp	2,227	19,820
Stewart Information Services Corp	928	12,194
Stifel Financial Corp*	3,669	137,698
Susquehanna Bancshares Inc	9,024	83,652
SWS Group Inc	1,780	9,950
Tanger Factory Outlet Centers	5,630	164,846
Texas Capital Bancshares Inc*	2,500	84,725
Tompkins Financial Corp	440	18,084
Tower Group Inc	2,994	69,012
Trustco Bank Corp NY	5,018	$26,896
UMB Financial Corp	2,165	90,172
Umpqua Holdings Corp	8,270	101,886
United Bankshares Inc	2,770	81,106
United Community Banks Inc*	1,366	12,253
United Fire Group Inc	1,500	30,135
Universal Health Realty Income Trust	868	32,802
Urstadt Biddle Properties Inc	1,400	26,628
Wilshire Bancorp Inc*	4,087	17,738
Wintrust Financial Corp	2,389	80,533
World Acceptance Corp*	1,143	72,603
Total Financial		6,643,279

Industrial (16.76%)
AAON Inc	1,200	22,260
AAR Corp	2,578	56,845
Actuant Corp	4,944	139,272
Advanced Energy Industries Inc*	2,791	33,492
Aegion Corp*	2,572	45,293
Aerovironment Inc*	1,045	29,762
Albany International Corp	1,699	40,640
AM Castle & Co*	759	8,691
American Science & Engineering Inc	603	43,838
Analogic Corp	900	51,255
AO Smith Corp	2,262	102,152
Apogee Enterprises Inc	1,775	23,554
Applied Industrial Technologies Inc	2,727	109,544
Arkansas Best Corp	1,834	32,645
Astec Industries Inc*	1,314	49,866
AZZ Inc	804	40,361
Badger Meter Inc	981	31,559
Barnes Group Inc	3,255	90,164
Bel Fuse Inc	579	10,121
Belden Inc	3,409	134,553
Benchmark Electronics Inc*	4,413	72,461
Brady Corp	3,802	121,474
Briggs & Stratton Corp	3,633	61,543
Bristow Group Inc	2,619	123,643
Calgon Carbon Corp*	4,071	61,513
Cascade Corp	600	31,944
Ceradyne Inc*	1,721	53,196
Checkpoint Systems Inc*	2,878	31,946
CIRCOR International Inc	1,124	37,216
CLARCOR Inc	3,503	176,796
Cognex Corp	2,975	126,854
Comfort Systems USA Inc	2,300	26,312
CTS Corp	1,721	17,124
Cubic Corp	1,138	54,396
Curtiss-Wright Corp	3,343	124,192
Cymer Inc*	2,176	100,052
Daktronics Inc	1,886	16,974
Darling International Inc*	8,110	129,679
Drew Industries Inc*	1,200	32,880
Dycom Industries Inc*	2,323	49,433
Eagle Materials Inc	3,190	100,102
Electro Scientific Industries Inc	1,841	25,479
EMCOR Group Inc	4,813	133,801
Encore Wire Corp	1,100	32,043
EnPro Industries Inc*	1,486	56,186
ESCO Technologies Inc	1,736	$62,131
Exponent Inc*	1,013	48,847
FARO Technologies Inc*	1,000	55,460
Federal Signal Corp*	4,325	20,328
FEI Co*	2,783	123,899
Forward Air Corp	2,103	70,808
GenCorp Inc*	4,277	25,662
Gibraltar Industries Inc*	1,600	22,112
Griffon Corp	2,720	29,077
Heartland Express Inc	3,631	52,541
HUB Group Inc*	2,500	89,075
II-VI Inc*	3,686	86,216
Intermec Inc*	3,246	24,280
Intevac Inc*	1,100	8,690
John Bean Technologies Corp	2,067	35,697
Kaman Corp	1,879	64,807
Kaydon Corp	2,247	84,532
Knight Transportation Inc	4,476	76,674
Koppers Holdings Inc	1,485	55,881
Lawson Products Inc	456	7,437
Lindsay Corp	905	59,359
Littelfuse Inc	1,627	86,117
LoJack Corp*	1,100	4,048
LSB Industries Inc*	1,129	45,408
Lydall Inc*	745	6,787
Methode Electronics Inc	2,454	22,454
Moog Inc*	3,279	143,981
Movado Group Inc	1,100	23,540
Mueller Industries Inc	2,732	125,672
Myers Industries Inc	2,549	33,953
National Presto Industries Inc	327	28,315
NCI Building Systems Inc*	1,238	14,980
Newport Corp*	2,500	41,800
Old Dominion Freight Line Inc*	3,027	131,705
Olympic Steel Inc	500	11,720
Orbital Sciences Corp*	3,900	54,795
Orion Marine Group Inc*	1,870	13,651
OSI Systems Inc*	1,366	80,594
Park Electrochemical Corp	1,318	37,563
Plexus Corp*	2,500	86,750
Powell Industries Inc*	616	20,199
Pulse Electronics Corp	2,470	7,608
Quanex Building Products Corp	2,706	46,029
Robbins & Myers Inc	3,121	152,336
Rofin-Sinar Technologies Inc*	2,059	48,304
Rogers Corp*	1,150	42,654
RTI International Metals Inc*	2,177	49,070
Simpson Manufacturing Co Inc	2,893	86,269
Standex International Corp	901	34,427
STR Holdings Inc*	2,800	19,880
Sturm Ruger & Co Inc	1,292	53,980
Teledyne Technologies Inc*	2,644	157,582
Tetra Tech Inc*	4,496	110,422
Texas Industries Inc	2,008	67,931
Tredegar Corp	1,471	34,186
TTM Technologies Inc*	3,120	36,535
Universal Forest Products Inc	1,181	37,957
Vicor Corp	1,051	8,534
Watts Water Technologies Inc	2,113	83,548
Total Industrial		6,087,903

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) − (Continued)	2/29/2012

Security Description	Shares	Value (Note 1)
Technology (9.94%)
Agilysys Inc*	1,491	$12,003
ATMI Inc*	2,001	44,082
Avid Technology Inc*	2,399	25,549
Blackbaud Inc	3,212	101,339
Bottomline Technologies Inc*	2,200	61,820
Brooks Automation Inc	4,331	51,755
Cabot Microelectronics Corp*	1,677	84,269
CACI International Inc*	2,194	129,753
Ceva Inc*	1,529	37,690
CIBER Inc*	5,122	22,434
Cirrus Logic Inc*	4,885	115,188
Cohu Inc	1,484	16,650
CommVault Systems Inc*	3,146	162,239
Computer Programs & Systems Inc	791	48,124
CSG Systems International Inc*	2,100	33,621
Digi International Inc*	1,689	18,984
Diodes Inc*	2,499	62,075
DSP Group Inc*	1,496	9,559
Ebix Inc	2,652	61,792
EPIQ Systems Inc	2,381	27,358
Exar Corp*	2,852	19,964
Hittite Microwave Corp*	1,713	97,949
iGate Corp*	2,019	35,191
Insight Enterprises Inc*	2,982	62,324
Interactive Intelligence Group Inc*	761	21,308
JDA Software Group Inc*	3,042	76,233
Kopin Corp*	3,225	11,610
Kulicke & Soffa Industries Inc*	5,154	58,034
LivePerson Inc*	3,226	48,648
Manhattan Associates Inc*	1,548	71,765
Mercury Computer Systems Inc*	2,030	29,171
Micrel Inc	3,300	35,211
Microsemi Corp*	6,189	129,474
MicroStrategy Inc*	592	80,269
MKS Instruments Inc	3,734	111,833
Monolithic Power Systems Inc*	2,491	46,308
Monotype Imaging Holdings Inc*	2,045	28,691
MTS Systems Corp	1,024	50,289
Nanometrics Inc*	1,246	21,867
NCI Inc*	409	$2,945
Netscout Systems Inc*	2,530	53,712
Omnicell Inc*	2,000	29,840
Pericom Semiconductor Corp*	1,192	9,166
Power Integrations Inc	1,900	70,870
Progress Software Corp*	4,514	104,680
Quality Systems Inc	2,760	118,321
Radisys Corp*	829	6,209
Rudolph Technologies Inc*	2,269	22,395
Sigma Designs Inc*	1,600	9,200
Smith Micro Software Inc*	1,902	4,831
Standard Microsystems Corp*	1,650	42,224
Stratasys Inc*	1,522	56,070
Super Micro Computer Inc*	1,744	28,846
Supertex Inc*	890	16,429
SYKES Enterprises Inc*	2,956	40,734
Synaptics Inc*	2,272	83,496
Synchronoss Technologies Inc*	1,600	53,536
SYNNEX Corp*	1,729	71,287
Take-Two Interactive Software Inc*	6,173	95,373
Taleo Corp*	2,813	128,892
Tessera Technologies Inc*	3,684	61,891
THQ Inc*	4,085	2,206
TriQuint Semiconductor Inc*	11,743	75,625
Tyler Technologies Inc*	2,000	75,540
Ultratech Inc*	1,810	49,250
Veeco Instruments Inc*	2,931	79,254
Volterra Semiconductor Corp*	1,868	57,404
Total Technology		3,612,649

Utilities (3.99%)
Allete Inc	2,248	93,472
American States Water Co	1,344	49,540
Avista Corp	4,134	102,110
Central Vermont Public Service Corp	946	33,337
CH Energy Group Inc	1,008	67,203
El Paso Electric Co	2,842	93,019
Laclede Group Inc	1,463	60,115
New Jersey Resources Corp	2,989	139,556
Northwest Natural Gas Co	1,924	88,061
NorthWestern Corp	2,615	90,819
Piedmont Natural Gas Co Inc	5,013	162,421
South Jersey Industries Inc	2,157	112,164
Southwest Gas Corp	3,304	140,916
UIL Holdings Corp	3,440	$121,260
Unisource Energy Corp	2,642	97,199
Total Utilities		1,451,192

Total Common Stock (Cost $29,387,011)		34,360,683

Short-Term Investments (1.38%)

United States Treasury Bills (1.38%)	Par Value
United States T-Bill 06/14/2012, DN (b)	$500,000	499,884
Total United States Treasury Bills		499,884

Total Short-Term Investments (Cost $499,885)		499,884

Total Investments (Cost $29,886,896) (a) (95.96%)		34,860,567
Other Net Assets (4.04%)		1,468,478
Net Assets (100.00%)		$36,329,045

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $29,886,896.

At February 29, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$9,901,543
Unrealized depreciation		(4,927,872)
Net unrealized appreciation		$4,973,671

(b) At February 29, 2012, certain United States Treasury Bills with a market value of $499,884 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 29, 2012: Contracts - $100 times premium / delivery month / commitment

Russell 2000 Mini	Unrealized Appreciation
25 / Mar 2012 / Long		$147,268

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited)	2/29/2012

Security Description	Shares	Value (Note 1)
Common Stock (97.55%)

Basic Materials (3.02%)
Chemicals (3.02%)
EI du Pont de Nemours & Co	8,550	$434,768
PPG Industries Inc	24,300	2,217,375
Praxair Inc	15,167	1,653,203
Sensient Technologies Corp	17,000	628,830
Total Basic Materials		4,934,176

Communications (6.41%)
Media (1.30%)
Walt Disney Co	50,535	2,121,965

Telecommunications (5.11%)
AT&T Inc	86,469	2,645,087
QUALCOMM Inc	26,775	1,664,870
Rogers Communications Inc	20,140	771,362
Verizon Communications Inc	85,870	3,272,506
		8,353,825

Total Communications		10,475,790

Consumer, Cyclical (8.61%)
Auto Manufacturers (0.97%)
Ford Motor Co	128,000	1,584,640

Retail (7.64%)
CVS Caremark Corp	35,300	1,592,030
Home Depot Inc	61,150	2,908,906
McDonald's Corp	25,868	2,568,175
Ross Stores Inc	24,384	1,300,399
Starbucks Corp	34,400	1,670,464
Target Corp	43,339	2,456,888
		12,496,862

Total Consumer, Cyclical		14,081,502

Consumer, Non-Cyclical (22.20%)
Agriculture (3.84%)
Altria Group Inc	52,900	1,592,290
Philip Morris International Inc	38,175	3,188,376
Reynolds American Inc	35,584	1,492,037
		6,272,703

Beverages (1.29%)
PepsiCo Inc	33,600	2,114,784

Biotechnology (1.78%)
Celgene Corp*	27,935	2,048,334
Gilead Sciences Inc*	19,000	864,500
		2,912,834

Commercial Services (1.21%)
Lender Processing Services Inc	17,011	374,922
Moody's Corp	13,992	540,231
Paychex Inc	34,000	1,064,200
		1,979,353

Cosmetics / Personal Care (2.55%)
Colgate-Palmolive Co	10,200	$950,436
Procter & Gamble Co	47,580	3,212,602
		4,163,038

Food (1.39%)
ConAgra Foods Inc	42,450	1,114,313
HJ Heinz Co	21,900	1,154,349
		2,268,662

Healthcare - Products (3.37%)
Baxter International Inc	45,886	2,667,353
Johnson & Johnson	43,800	2,850,504
		5,517,857

Healthcare - Services (2.82%)
Aetna Inc	20,984	981,212
HealthSouth Corp*	74,000	1,506,640
WellPoint Inc	32,300	2,119,849
		4,607,701

Household Products / Wares (0.75%)
Kimberly-Clark Corp	16,800	1,224,384

Pharmaceuticals (3.20%)
Abbott Laboratories	41,610	2,355,542
AmerisourceBergen Corp	45,612	1,703,608
Merck & Co Inc	30,900	1,179,453
		5,238,603

Total Consumer, Non-Cyclical		36,299,919

Energy (16.80%)
Oil & Gas (13.61%)
Anadarko Petroleum Corp	21,340	1,795,121
Apache Corp	25,626	2,765,814
BP PLC	62,230	2,934,767
Chevron Corp	56,524	6,167,898
ConocoPhillips	19,648	1,504,054
Devon Energy Corp	15,952	1,169,441
Exxon Mobil Corp	46,936	4,059,963
Royal Dutch Shell PLC	25,500	1,863,795
		22,260,853

Oil & Gas Services (2.84%)
Baker Hughes Inc	40,055	2,013,965
Schlumberger Ltd	25,500	1,979,055
Weatherford International Ltd*	41,120	657,098
		4,650,118

Pipelines (0.35%)
Spectra Energy Corp	18,000	564,840

Total Energy		27,475,811

Financial (13.34%)
Banks (7.67%)
Bank of New York Mellon Corp	21,450	474,260
Goldman Sachs Group Inc	27,750	3,195,135
JPMorgan Chase & Co	95,198	3,735,570
State Street Corp	14,400	$608,112
US Bancorp	60,600	1,781,640
Wells Fargo & Co	87,889	2,750,047
		12,544,764

Diversified Financial Services (2.84%)
BlackRock Inc	9,000	1,791,000
Charles Schwab Corp	54,460	755,905
Morgan Stanley	70,450	1,306,143
NYSE Euronext	26,450	787,417
		4,640,465

Insurance (2.67%)
American International Group Inc*	4,000	116,880
Arthur J Gallagher & Co	32,400	1,105,488
Aspen Insurance Holdings Ltd	26,315	698,137
Marsh & McLennan Cos Inc	13,600	424,320
Principal Financial Group Inc	28,150	778,629
StanCorp Financial Group Inc	11,150	443,324
Travelers Cos Inc	14,000	811,580
		4,378,358

Savings & Loans (0.16%)
New York Community Bancorp Inc	20,000	260,200

Total Financial		21,823,787

Industrial (12.19%)
Aerospace/Defense (2.90%)
Boeing Co	17,000	1,274,150
Northrop Grumman Corp	8,600	514,366
Rockwell Collins Inc	12,400	735,196
United Technologies Corp	26,500	2,222,555
		4,746,267

Electronics (0.51%)
Agilent Technologies Inc*	9,870	430,529
TE Connectivity Ltd	10,950	400,223
		830,752

Machinery - Construction & Mining (1.98%)
Caterpillar Inc	28,342	3,236,940

Machinery - Diversified (0.21%)
Exelis Inc	9,534	100,202
Xylem Inc	9,534	247,693
		347,895

Metal Fabricate / Hardware (0.17%)
Worthington Industries Inc	16,100	271,607

Miscellaneous Manufacturing (4.29%)
3M Co	23,812	2,085,931
Barnes Group Inc	19,140	530,178
Danaher Corp	38,300	2,023,389
General Electric Co	100,325	1,911,191
Tyco International Ltd	8,835	457,830
		7,008,519

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited) − (Continued)	2/29/2012

Security Description	Shares	Value (Note 1)
Transportation (2.13)%
FedEx Corp	4,830	$434,652
Tidewater Inc	8,980	534,310
Union Pacific Corp	5,475	603,619
United Parcel Service Inc	19,260	1,480,901
Seaspan Corp	25,000	431,750
		3,485,232

Total Industrial		19,927,212

Technology (9.15%)
Computers (2.48%)
Diebold Inc	11,000	430,430
EMC Corp*	29,720	822,947
Hewlett-Packard Co	34,500	873,195
International Business Machines Corp	9,860	1,939,758
		4,066,330

Semiconductors (4.01%)
Analog Devices Inc	14,040	550,508
Intel Corp	122,563	3,294,493
KLA-Tencor Corp	10,440	505,296
Linear Technology Corp	26,180	876,506
Maxim Integrated Products Inc	12,240	341,374
Taiwan Semiconductor Manufacturing Co Ltd	30,000	435,600
Texas Instruments Inc	16,500	550,275
		6,554,052

Software (2.66%)
Microsoft Corp	77,733	$2,467,245
Oracle Corp	64,130	1,877,085
		4,344,330

Total Technology		14,964,712

Utilities (5.83%)
Electric (5.00%)
Ameren Corp	21,000	673,470
Consolidated Edison Inc	31,700	1,841,770
DTE Energy Co	7,000	377,930
Duke Energy Corp	60,100	1,257,292
Entergy Corp	11,946	795,962
Exelon Corp	18,746	732,406
FirstEnergy Corp	8,574	379,742
NextEra Energy Inc	11,200	666,512
Pinnacle West Capital Corp	11,000	517,330
Progress Energy Inc	8,000	424,640
Southern Co	11,500	508,185
		8,175,239

Gas (0.83%)
AGL Resources Inc	5,867	233,917
NiSource Inc	27,000	648,000
Sempra Energy	8,050	476,882
		1,358,799

Total Utilities		9,534,038

Total Common Stock (Cost $120,470,424)		159,516,947

Short-Term Investments (0.12%)

United States Treasury Bills (0.12%)	Par Value
United States T-Bill 03/29/2012, DN (b)	$200,000	$199,998
Total United States Treasury Bills		199,998

Total Short-Term Investments (Cost $199,998)		199,998

Total Investments (Cost $120,670,422) (a) (97.67%)		159,716,945
Other Net Assets (2.33%)		3,805,971
Net Assets (100.00%)		$163,522,916

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $120,976,334.

At February 29, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$44,673,077
Unrealized depreciation		(5,932,466)
Net unrealized appreciation		$38,740,611

(b) At February 29, 2012, certain United States Treasury Bills with a market value of $99,999 were pledged to cover margin requirements for futures contracts.

European Growth & Income Fund	Portfolio of Investments (Unaudited)	2/29/2012

Security Description	Shares	Value (Note 1)
Common Stock (97.61%)

Basic Materials (10.96%)
Chemicals (3.43%)
BASF SE	3,488	$306,543
Bayer AG ADR	1,515	112,027
		418,570

Iron / Steel (0.67%)
ArcelorMittal ADR	3,700	78,070
APERAM	185	3,802
		81,872

Mining (6.86%)
Anglo American PLC ADR	11,403	241,173
BHP Billiton Ltd ADR	4,500	345,690
Rio Tinto PLC ADR	4,400	250,492
		837,355

Total Basic Materials		1,337,797

Communications (11.57%)
Telecommunications (11.57%)
Deutsche Telekom AG ADR	11,525	$135,304
France Telecom SA ADR	7,700	117,964
Nokia OYJ ADR	15,928	84,259
Telefonaktiebolaget LM Ericsson ADR	12,888	128,622
Telefonica SA	18,495	316,080
Vodafone Group PLC ADR	23,233	629,382
Total Communications		1,411,611

Consumer, Cyclical (1.90%)
Auto Manufacturers (1.90%)
Daimler AG	3,835	232,248
Total Consumer, Cyclical		232,248

Consumer, Non-Cyclical (26.72%)
Agriculture (3.40%)
British American Tobacco PLC ADR	4,100	415,248

Beverages (4.73%)
Anheuser-Busch InBev NV ADR	4,700	$316,075
Diageo PLC ADR	2,735	261,357
		577,432

Food (8.01%)
Nestle SA ADR	12,412	760,731
Unilever NV	6,508	216,781
		977,512

Pharmaceuticals (10.58%)
Novartis AG ADR	10,757	586,364
Roche Holding AG ADR	9,632	419,763
Sanofi ADR	7,700	285,131
		1,291,258

Total Consumer, Non-Cyclical		3,261,450

See accompanying notes to financial statements

European Growth & Income Fund	Portfolio of Investments (Unaudited) − (Continued)	2/29/2012

Security Description	Shares	Value (Note 1)

Energy (15.92%)
Oil & Gas (15.92%)
BP PLC	12,876	$607,232
ENI SpA ADR	7,482	345,668
Royal Dutch Shell PLC	7,220	527,710
Total SA ADR	8,258	463,026
Total Energy		1,943,636

Financial (18.26%)
Banks (14.64%)
Banco Bilbao Vizcaya Argentaria SA	14,915	134,086
Banco Santander SA ADR	36,958	306,751
Barclays PLC ADR	8,751	136,253
BNP Paribas SA ADR	5,452	133,138
Deutsche Bank AG	5,544	259,127
HSBC Holdings PLC	11,565	513,717
Intesa Sanpaolo SpA ADR	5,800	67,918
Societe Generale SA ADR	10,900	69,760
UBS AG*	11,792	165,442
		1,786,192

Diversified Financial Services (0.89%)
Credit Suisse Group AG	4,053	108,701

Insurance (2.73%)
Allianz SE ADR	18,157	220,244
AXA SA ADR	6,984	113,001
		333,245

Total Financial		2,228,138

Industrial (8.15%)
Building Materials (0.70%)
CRH PLC ADR	4,000	$85,520

Electronics (0.72%)
Koninklijke Philips Electronics NV ADR	4,184	87,780

Miscellaneous Manufacturing (6.73%)
Siemens AG	8,235	821,111

Total Industrial		994,411

Technology (2.03%)
Software (2.03%)
SAP AG ADR	3,667	247,926
Total Technology		247,926

Utilities (2.10%)
Electric (1.30%)
E.ON AG	6,935	158,812

Gas (0.80%)
GDF Suez ADR	3,758	97,107

Total Utilities		255,919

Total Common Stock (Cost $12,709,053)		11,913,136

Value (Note 1)
Total Investments (Cost $12,709,053) (a) (97.61%)	$11,913,136
Other Net Assets (2.39%)	291,369
Net Assets (100.00%)	$12,204,505

*Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $12,710,471.

At February 29, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,076,684
Unrealized depreciation	(2,874,019)
Net unrealized depreciation	$(797,335)

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited)	2/29/2012

Security Description	Shares	Value (Note 1)
Common Stock (96.31%)

Basic Materials (0.51%)
Chemicals (0.29%)
Sigma-Aldrich Corp	1,264	$90,743

Mining (0.22%)
Randgold Resources Ltd ADR	619	71,018

Total Basic Materials		161,761

Communications (27.43%)
Internet (14.34%)
Akamai Technologies Inc*	1,935	69,660
Amazon.com Inc*	5,108	917,857
Baidu Inc ADR*	2,912	398,070
Ctrip.com International Ltd ADR*	1,522	41,657
eBay Inc*	13,865	495,535
Expedia Inc	1,288	43,856
F5 Networks Inc*	837	104,592
Google Inc*	2,482	1,534,496
Liberty Interactive Corp*	5,919	111,040
Netflix Inc*	548	$60,680
Priceline.com Inc*	587	368,061
Symantec Corp*	7,916	141,221
VeriSign Inc	1,969	72,755
Yahoo! Inc*	15,551	230,621
		4,590,101

Media (4.80%)
Comcast Corp	23,911	702,505
DIRECTV*	7,578	351,013
News Corp	19,665	390,744
Sirius XM Radio Inc*	40,283	91,040
		1,535,302

Telecommunications (8.29%)
Cisco Systems Inc	57,333	1,139,780
QUALCOMM Inc	18,722	1,164,134
Virgin Media Inc	3,339	84,143
Vodafone Group PLC ADR	9,866	267,270
		2,655,327

Total Communications		8,780,730

Consumer, Cyclical (7.07%)
Auto Manufacturers (0.54%)
PACCAR Inc	3,782	$174,010

Distribution / Wholesale (0.76%)
Fastenal Co	3,058	161,095
Fossil Inc*	672	81,971
		243,066

Lodging (0.48%)
Wynn Resorts Ltd	1,285	152,324

Retail (4.92%)
Bed Bath & Beyond Inc*	3,108	185,672
Costco Wholesale Corp	4,654	400,523
Dollar Tree Inc*	1,298	114,886
O'Reilly Automotive Inc*	1,463	126,550
Orchard Supply Hardware Stores Corp*	50	1,348
Ross Stores Inc	2,898	154,550
Sears Holdings Corp*	1,129	78,646
Staples Inc	7,500	109,950
Starbucks Corp	8,299	402,999
		1,575,124

See accompanying notes to financial statements

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited) − (Continued)	2/29/2012

Security Description	Shares	Value (Note 1)
Toys / Games / Hobbies (0.37%)
Mattel Inc	3,616	$117,303

Total Consumer, Cyclical		2,261,827

Consumer, Non-Cyclical (13.36%)
Beverages (0.67%)
Green Mountain Coffee Roasters Inc*	1,660	107,850
Monster Beverage Corp*	1,870	106,945
		214,795

Biotechnology (6.62%)
Alexion Pharmaceuticals Inc*	1,894	158,585
Amgen Inc	10,225	694,789
Biogen Idec Inc*	2,609	303,870
Celgene Corp*	5,682	416,633
Gilead Sciences Inc*	8,248	375,284
Life Technologies Corp*	1,866	88,280
Vertex Pharmaceuticals Inc*	2,120	82,510
		2,119,951

Commercial Services (1.54%)
Apollo Group Inc*	1,479	63,065
Automatic Data Processing Inc	5,748	312,231
Paychex Inc	3,751	117,406
		492,702

Food (0.57%)
Whole Foods Market Inc	2,283	184,329

Healthcare - Products (1.08%)
DENTSPLY International Inc	1,688	65,292
Henry Schein Inc*	1,000	74,020
Intuitive Surgical Inc*	403	206,183
		345,495

Pharmaceuticals (2.88%)
Express Scripts Inc*	5,214	278,063
Mylan Inc*	4,532	106,230
Perrigo Co	1,000	103,060
Teva Pharmaceutical Industries Ltd ADR	8,670	388,503
Warner Chilcott PLC*	2,719	45,489
		921,345

Total Consumer, Non-Cyclical		4,278,617

Energy (0.09%)
Alternate Energy Sources (0.09%)
First Solar Inc*	910	29,393
Total Energy		29,393

Industrial (1.37%)
Electronics (0.48%)
Flextronics International Ltd*	7,660	54,003
Garmin Ltd	2,085	98,391
		152,394

Environmental Control (0.24%)
Stericycle Inc*	885	76,791

Transportation (0.65%)
CH Robinson Worldwide Inc	1,723	$114,011
Expeditors International of Washington Inc	2,200	95,986
		209,997

Total Industrial		439,182

Technology (46.48%)
Computers (19.69%)
Apple Inc*	9,556	5,183,556
Cognizant Technology Solutions Corp*	3,155	223,847
Dell Inc*	19,296	333,821
Infosys Ltd ADR	838	48,336
NetApp Inc*	3,748	161,164
Research In Motion Ltd*	5,385	76,305
SanDisk Corp*	3,106	153,623
Seagate Technology PLC	4,697	123,343
		6,303,995

Semiconductors (9.26%)
Altera Corp	3,957	152,147
Applied Materials Inc	13,684	167,492
Avago Technologies Ltd	2,640	99,290
Broadcom Corp*	6,172	229,290
Intel Corp	55,743	1,498,371
KLA-Tencor Corp	1,734	83,926
Lam Research Corp*	1,471	61,341
Linear Technology Corp	2,352	78,745
Marvell Technology Group Ltd*	6,505	97,575
Maxim Integrated Products Inc	3,250	90,643
Microchip Technology Inc	1,954	70,481
Micron Technology Inc*	10,343	88,433
NVIDIA Corp*	6,297	95,400
Xilinx Inc	4,121	152,189
		2,965,323

Software (17.53%)
Activision Blizzard Inc	12,261	146,519
Adobe Systems Inc*	5,249	172,640
Autodesk Inc*	2,855	108,062
BMC Software Inc*	1,852	69,339
CA Inc	5,290	142,989
Cerner Corp*	1,728	127,578
Check Point Software Technologies Ltd*	2,161	125,684
Citrix Systems Inc*	1,945	145,369
Electronic Arts Inc*	3,704	60,486
Fiserv Inc*	1,515	100,445
Intuit Inc	3,221	186,303
Microsoft Corp	81,938	2,600,711
Nuance Communications Inc*	3,230	83,722
Oracle Corp	52,731	1,543,435
		5,613,282

Total Technology		14,882,600

Total Common Stock (Cost $19,365,254)		30,834,110

Preferred Stock (0.00%)
Orchard Supply Hardware Stores Corp Series A, 0%	50	$103
Total Preferred Stock (Cost $57)		103

Short-Term Investments (0.62%)

United States Treasury Bills (0.62%)	Par Value
United States T-Bill 03/29/2012, DN (b)	$200,000	199,999
Total United States Treasury Bills		199,999

Total Short-Term Investments (Cost $199,999)		199,999

Total Investments (Cost $19,565,310) (a) (96.93%)		31,034,212
Other Net Assets (3.07%)		981,800
Net Assets (100.00%)		$32,016,012

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $19,566,545.

At February 29, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$12,506,339
Unrealized depreciation		(1,038,672)
Net unrealized appreciation		$11,467,667

(b) At February 29, 2012, certain United States Treasury Bills with a market value of $199,999 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 29, 2012: Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-mini	Unrealized Appreciation
22 / Mar 2012 / Long		$27,360

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 29, 2012 (Unaudited)

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of Investments	$94,998,343	$11,359,318	$37,892,088	$35,649,589	$13,168,955	$67,196,701
Market value of investments (Note 1)	100,429,585	11,717,367	37,892,088	38,016,896	13,254,923	67,196,701
Cash	53,879	63,948	88,261	278,448	87,919	226,396
Interest receivable	1,198,229	104,801	34,967	267,149	40,246	—
Receivable for fund shares sold	41,129	—	231,109	18,530	9,203	471,073
Receivable from investment advisor	—	—	4,898	—	—	14,119
Total assets	$101,722,822	$11,886,116	$38,251,323	$38,581,023	$13,392,291	$67,908,289

Liabilities
Payable for fund shares repurchased	108,222	176	82,062	13,941	10,456	4,094
Payable to investment advisor	40,296	1,777	—	10,461	1,038	—
Distributions payable	70,748	7,247	—	1,479	65	—
Accrued 12b-1 fees	—	—	—	2,140	669	49
Accrued shareholder service fees	—	—	—	2,078	679	77
Accrued administration fees	7,550	890	2,855	2,860	1,004	4,872
Accrued expenses	19,603	1,715	4,050	9,707	1,928	9,864
Total liabilities	$246,419	$11,805	$88,967	$42,666	$15,839	$18,956

Net assets	$101,476,403	$11,874,311	$38,162,356	$38,538,357	$13,376,452	$67,889,333

Net assets at February 29, 2012 consist of
Paid-in capital	95,988,408	11,600,936	38,165,613	37,051,415	13,294,664	67,888,967
Undistributed net investment income	164,200	1,669	—	20,842	529	—
Accumulated net realized gains (losses)	(107,447)	(86,343)	(3,257)	(901,207)	(4,709)	366
Unrealized appreciation of investments	5,431,242	358,049	—	2,367,307	85,968	—
Total net assets	$101,476,403	$11,874,311	$38,162,356	$38,538,357	$13,376,452	$67,889,333

Net assets
Direct Shares	$101,476,403	$11,874,311	$38,162,356	$28,053,795	$10,198,649	$64,199,254
A Shares	$—	$—	$—	$1,082,360	$—	$—
B Shares	$—	$—	$—	$189,956	$—	$—
K Shares	$—	$—	$—	$9,212,246	$3,177,803	$3,690,079

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	8,606,597	1,123,068	38,228,984	2,586,715	994,903	64,201,394
A Shares (no par value, unlimited shares authorized)	—	—	—	99,669	—	—
B Shares (no par value, unlimited shares authorized)	—	—	—	17,493	—	—
K Shares (no par value, unlimited shares authorized)	—	—	—	847,304	309,195	3,688,377

Net asset value per share
Direct Shares	$11.79	$10.57	$1.00	$10.85	$10.25	$1.00
A Shares	$—	$—	$—	$10.86	$—	$—
B Shares	$—	$—	$—	$10.86	$—	$—
K Shares	$—	$—	$—	$10.87	$10.28	$1.00

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 29, 2012 (Unaudited) − (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Assets
Investments in securities
Cost of investments	$63,355,425	$95,555,782	$29,886,896	$120,670,422	$12,709,053	$19,565,310
Market value of investments (Note 1)	92,879,160	135,320,140	34,860,567	159,716,945	11,913,136	31,034,212
Cash	1,527,947	428,735	1,569,131	3,428,699	260,691	934,518
Dividend receivable	225,374	123,800	23,794	513,655	48,822	47,250
Receivable for fund shares sold	52,107	35,521	33,895	89,609	33,026	98,505
Prepaid Expenses	917	2,196	—	—	—	—
Total assets	$94,685,505	$135,910,392	$36,487,387	$163,748,908	$12,255,675	$32,114,485

Liabilities
Payable for fund shares repurchased	149,083	89,522	99,684	84,165	42,374	86,049
Payable to investment advisor	4,257	33,876	9,190	64,088	3,557	1,138
Variation margin payable	9,800	4,340	35,000	—	—	4,063
Accrued 12b-1 fees	1,990	1,761	2,263	4,505	1,250	1,803
Accrued shareholder service fees	3,288	1,815	2,487	2,731	1,518	2,705
Accrued administration fees	6,923	10,046	2,724	11,985	893	2,274
Accrued expenses	—	—	6,994	58,518	1,578	441
Total liabilities	$175,341	$141,360	$158,342	$225,992	$51,170	$98,473

Net assets	$94,510,164	$135,769,032	$36,329,045	$163,522,916	$12,204,505	$32,016,012

Net assets at February 29, 2012 consist of
Paid-in capital	65,009,981	91,182,389	31,097,541	144,995,650	13,397,927	28,070,203
Undistributed net investment income (loss)	280,868	(27,323)	(24,074)	465,594	51,689	25,025
Accumulated net realized gain (loss)	(382,497)	4,833,126	134,639	(20,984,851)	(449,194)	(7,575,478)
Unrealized appreciation (depreciation) of investments	29,523,735	39,764,358	4,973,671	39,046,523	(795,917)	11,468,902
Unrealized appreciation of futures contracts	78,077	16,482	147,268	—	—	27,360
Total net assets	$94,510,164	$135,769,032	$36,329,045	$163,522,916	$12,204,505	$32,016,012

Net assets
Direct Shares	$84,720,554	$127,213,340	$25,386,431	$142,127,004	$6,022,567	$22,767,839
A Shares	$—	$—	$—	$11,834,797	$—	$—
B Shares	$—	$—	$—	$1,972,711	$—	$—
K Shares	$9,789,610	$8,555,692	$10,942,614	$7,588,404	$6,181,938	$9,248,173

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	3,029,995	5,481,988	1,649,959	7,887,583	766,019	3,419,141
A Shares (no par value, unlimited shares authorized)	—	—	—	657,186	—	—
B Shares (no par value, unlimited shares authorized)	—	—	—	109,565	—	—
K Shares (no par value, unlimited shares authorized)	349,536	370,540	720,395	424,111	785,040	1,425,205

Net asset value per share
Direct Shares	$27.96	$23.21	$15.39	$18.02	$7.86	$6.66
A Shares	$—	$—	$—	$18.01	$—	$—
B Shares	$—	$—	$—	$18.00	$—	$—
K Shares	$28.01	$23.09	$15.19	$17.89	$7.87	$6.49

See accompanying notes to financial statements.

Statements of Operations February 29, 2012 (Unaudited)

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$2,141,251	$184,435	$21,617	$494,064	$78,551	$8,149

Expenses
Management fees (Note 2)	248,871	30,403	101,947	96,222	34,977	165,117
Administration fees (Note 2)	46,883	5,724	19,256	18,118	6,586	31,069
Transfer agent fees	20,555	8,267	11,802	25,419	9,950	24,893
Accounting services	22,840	6,453	11,227	12,173	7,422	16,147
Custodian fees	4,095	982	2,117	2,188	1,079	3,053
Legal, audit, and compliance fees (Note 2)	19,144	4,719	10,074	9,364	5,030	14,204
Trustees fees	1,697	1,774	1,787	1,791	1,748	1,775
Insurance	1,626	199	783	625	234	1,073
Printing	1,847	314	2,141	1,855	566	3,587
Registration and dues	2,229	922	1,614	6,842	1,351	5,404
12b-1 fees (Note 2)	—	—	—	13,120	3,958	—
Shareholder service fees (Note 2)	—	—	—	11,567	3,958	—
Total expenses	369,787	59,757	162,748	199,284	76,859	266,322
Less reimbursement from manager (Note 2)	—	(18,405)	(141,131)	(32,174)	(27,666)	(258,173)
Net expenses	369,787	41,352	21,617	167,110	49,193	8,149
Net investment income	1,771,464	143,083	—	326,954	29,358	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	60,904	(24,818)	—	2,187	4,874	(22)
Change in unrealized appreciation (depreciation) of investments	3,463,760	105,270	—	177,967	(67,785)	—
Net realized and unrealized gain (loss) of investments	3,524,664	80,452	—	180,154	(62,911)	(22)
Net increase (decrease) in net assets resulting from operations	$5,296,128	$223,535	$—	$507,108	$(33,553)	$(22)
See accompanying notes to financial statements.

Statements of Operations February 29, 2012 (Unaudited) − (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Investment income
Interest income	$10	$8	$29	$23	$—	$11
Dividend income (net of foreign tax witheld: $53; $0; $0; $8,503; $28,988; $606 respectively)	974,592	769,251	175,973	2,072,062	172,788	149,968
Total	974,602	769,259	176,002	2,072,085	172,788	149,979

Expenses
Management fees (Note 2)	106,490	250,821	81,933	377,236	47,647	67,812
Administration fees (Note 2)	40,093	59,023	15,423	71,016	5,277	12,765
Transfer agent fees	18,052	16,801	14,224	125,510	10,490	14,387
Accounting services	26,285	33,240	19,604	31,585	6,838	10,296
Custodian fees	4,229	5,699	2,121	5,813	967	1,663
Legal, audit, and compliance fees (Note 2)	17,684	24,840	8,445	27,938	4,554	7,438
Trustees fees	1,806	1,767	1,799	1,721	1,740	1,819
Insurance	1,261	1,878	482	2,307	179	377
Printing	4,144	3,937	1,924	25,281	1,179	2,009
Registration and dues	6,353	7,208	3,616	17,088	1,780	4,229
12b-1 fees (Note 2)	11,198	9,700	12,510	26,868	7,051	10,020
Shareholder service fees (Note 2)	11,198	9,700	12,510	10,954	7,051	10,020
Licensing fee	4,260	6,271	1,638	—	—	2,713
Total expenses	253,053	430,885	176,229	723,317	94,753	145,548
Less reimbursement from manager (Note 2)	(77,296)	(47,762)	(29,937)	—	(24,573)	(59,045)
Net expenses	175,757	383,123	146,292	723,317	70,180	86,503
Net investment income	798,845	386,136	29,710	1,348,768	102,608	63,476

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	736,093	6,015,617	226,446	1,959,381	—	(100,746)
Net realized gain (loss) from futures contracts	34,843	194,126	(31,435)	—	—	243,776
Change in unrealized appreciation of investments	9,381,742	8,431,158	4,179,041	14,951,497	345,521	4,390,969
Change in unrealized appreciation (depreciation) of futures contracts	82,987	(20,566)	185,983	—	—	34,027
Net realized and unrealized gain on investments	10,235,665	14,620,335	4,560,035	16,910,878	345,521	4,568,026
Net increase in net assets resulting from operations	$11,034,510	$15,006,471	$4,589,745	$18,259,646	$448,129	$4,631,502

See accompanying notes to financial statements.

Statements of Changes in Net Assets February 29, 2012 (Unaudited)

	California Tax-Free Income Fund		California Insured Intermediate Fund		California Tax-Free Money Market Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations
Net investment income	$1,771,464	$4,014,411	$143,083	$357,084	$—	$—
Net realized gain (loss) on investments	60,904	(178,681)	(24,818)	(53,398)	—	—
Change in unrealized appreciation (depreciation) of investments	3,463,760	(2,588,158)	105,270	(240,103)	—	—
Net increase in net assets resulting from operations	5,296,128	1,247,572	223,535	63,583	—	—

Distributions to shareholders
Distributions from net investment income	(1,760,664)	(4,027,853)	(142,449)	(357,125)	—	—
Distributions from realized capital gains on investments	—	(458,638)	(117)	(34,726)	—	—

Capital share transactions
Decrease in net assets resulting from capital share transactions	(1,282,207)	(9,324,045)	(544,923)	(1,170,532)	(6,310,894)	(2,870,263)
Total increase (decrease)	2,253,257	(12,562,964)	(463,954)	(1,498,800)	(6,310,894)	(2,870,263)

Net assets
Beginning of period	99,223,146	111,786,110	12,338,265	13,837,065	44,473,250	47,343,513
End of period	$101,476,403	$99,223,146	$11,874,311	$12,338,265	$38,162,356	$44,473,250
Including undistributed net investment income of:	$164,200	$153,400	$1,669	$1,035	$—	$—

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations
Net investment income	$326,954	$747,154	$29,358	$92,924	$—	$—
Net realized gain (loss) on investments	2,187	1,808	4,874	27,119	(22)	410
Change in unrealized appreciation (depreciation) of investments	177,967	336,362	(67,785)	(89,681)	—	—
Net increase (decrease) in net assets resulting from operations	507,108	1,085,324	(33,553)	30,362	(22)	410

Distributions to shareholders
Distributions from net investment income
Direct shares	(253,551)	(608,596)	(28,547)	(86,663)	—	—
A shares	(8,151)	(20,836)	—	—	—	—
B shares	(1,020)	(2,582)	—	—	—	—
K shares	(58,734)	(130,917)	(491)	(6,727)	—	—
Distributions from realized capital gains on investments
Direct shares	—	—	(21,824)	(63,333)	—	(756)
A shares	—	—	—	—	—	—
B shares	—	—	—	—	—	—
K shares	—	—	(6,502)	(16,594)	—	(39)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	151,782	(4,865,084)	(1,275,964)	(918,970)	2,783,157	(5,733,433)
Total increase (decrease)	337,434	(4,542,691)	(1,366,881)	(1,061,925)	2,783,135	(5,733,818)

Net assets
Beginning of period	38,200,923	42,743,614	14,743,333	15,805,258	65,106,198	70,840,016
End of period	$38,538,357	$38,200,923	$13,376,452	$14,743,333	$67,889,333	$65,106,198
Including undistributed net investment income of:	$20,842	$15,344	$529	$209	$—	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets February 29, 2012 (Unaudited) − (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations
Net investment income	$798,845	$1,427,251	$386,136	$966,858	$29,710	$114,407
Net realized gain on investments	736,093	357,848	6,015,617	6,607,526	226,446	2,941,208
Net realized gain (loss) on futures contracts	34,843	72,645	194,126	749,035	(31,435)	786,205
Change in unrealized appreciation of investments	9,381,742	11,549,885	8,431,158	16,838,845	4,179,041	2,503,423
Change in unrealized appreciation (depreciation) of futures contracts	82,987	5,015	(20,566)	39,466	185,983	182,590
Net increase in net assets resulting from operations	11,034,510	13,412,644	15,006,471	25,201,730	4,589,745	6,527,833

Distributions to shareholders
Distributions from net investment income
Direct shares	(705,332)	(1,323,053)	(454,421)	(895,622)	(53,784)	(95,211)
A shares	—	—	—	—	—	—
B shares	—	—	—	—	—	—
K shares	(60,588)	(118,837)	(10,166)	(25,717)	—	(19,196)
Distributions from realized capital gains on investments
Direct shares	—	—	(5,155,034)	—	(1,776,290)	(22,151)
A shares	—	—	—	—	—	—
B shares	—	—	—	—	—	—
K shares	—	—	(338,641)	—	(785,677)	(6,805)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	775,998	(1,663,392)	(1,181,098)	(6,979,871)	2,165,361	(394,056)
Total increase	11,044,588	10,307,362	7,867,111	17,300,520	4,139,355	5,990,414

Net assets
Beginning of period	83,465,576	73,158,214	127,901,921	110,601,401	32,189,690	26,199,276
End of period	$94,510,164	$83,465,576	$135,769,032	$127,901,921	$36,329,045	$32,189,690
Including undistributed net investment income (loss) of:	$280,868	$247,943	$(27,323)	$51,128	$(24,074)	$—

	Shelton Core Value Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations
Net investment income	$1,348,768	$2,543,505	$102,608	$296,451	$63,476	$89,580
Net realized gain (loss) on investments	1,959,381	(6,980,441)	—	(48,082)	(100,746)	1,332,592
Net realized gain (loss) on futures contracts	—	(100,390)	—	—	243,776	128,534
Change in unrealized appreciation of investments	14,951,497	28,773,689	345,521	302,299	4,390,969	3,793,325
Change in unrealized appreciation (depreciation) of futures contracts	—	—	—	—	34,027	(3,422)
Net increase in net assets resulting from operations	18,259,646	24,236,363	448,129	550,668	4,631,502	5,340,609

Distributions to shareholders
Distributions from net investment income
Direct shares	(1,229,783)	(2,125,874)	(38,835)	(166,506)	(55,041)	(64,116)
A shares	(87,259)	(155,121)	—	—	—	—
B shares	(11,134)	(20,668)	—	—	—	—
K shares	(46,650)	(82,022)	(24,719)	(139,292)	(4,442)	(4,432)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(1,950,450)	(15,014,520)	60,444	314,097	1,761,141	812,766
Total increase	14,934,370	6,838,158	445,019	558,967	6,333,160	6,084,827

Net assets
Beginning of period	148,588,546	141,750,388	11,759,486	11,200,519	25,682,852	19,598,025
End of period	$163,522,916	$148,588,546	$12,204,505	$11,759,486	$32,016,012	$25,682,852
Including undistributed net investment income of:	$465,594	$491,652	$51,689	$12,635	$25,025	$21,032

See accompanying notes to financial statements.

Statements of Changes in Net Assets February 29, 2012 (Unaudited) − (Continued)

	California Tax-Free Income Fund				California Insured Intermediate Fund
	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	243,346	$2,821,857	480,040	$5,407,495	5,002	$52,766	33,578	$353,840
Shares issued in reinvestment of distributions	113,768	1,314,343	303,219	3,396,300	9,773	102,772	29,665	312,186
Shares repurchased	(467,250)	(5,418,407)	(1,626,052)	(18,127,840)	(66,378)	(700,461)	(173,602)	(1,836,558)
Net increase (decrease)	(110,136)	$(1,282,207)	(842,793)	$(9,324,045)	(51,603)	$(544,923)	(110,359)	$(1,170,532)

			The United States Treasury Trust
	California Tax-Free Money Market Fund		Direct Shares		K Shares
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
	Shares/Value	Shares/Value	Shares/Value	Shares/Value	Shares/Value	Shares/Value
Shares sold	19,854,839	69,590,022	24,238,083	53,784,467	819,495	2,509,994
Shares issued in reinvestment of distributions	—	—	—	749	—	39
Shares repurchased	(26,165,733)	(72,460,285)	(21,497,414)	(59,679,939)	(777,007)	(2,348,743)
Net increase (decrease)	(6,310,894)	(2,870,263)	2,740,669	(5,894,723)	42,488	161,290

U.S. Government	Direct Shares				K Shares
Securities Fund	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	335,723	$3,651,781	410,246	$4,308,830	108,495	$1,181,138	219,540	$2,307,797
Shares issued in reinvestment of distributions	22,220	241,688	54,522	573,189	5,388	58,734	12,452	130,918
Shares repurchased	(372,928)	(4,055,683)	(904,009)	(9,505,314)	(87,093)	(949,463)	(221,464)	(2,314,010)
Net increase (decrease)	(14,985)	$(162,214)	(439,241)	$(4,623,295)	26,790	$290,409	10,528	$124,705

	A Shares				B Shares
	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	6,823	$74,311	20,666	$215,877	275	$2,998	1,650	$17,209
Shares issued in reinvestment of distributions	719	7,828	1,884	19,948	94	1,020	246	2,582
Shares repurchased	(4,491)	(48,738)	(54,786)	(568,245)	(1,269)	(13,832)	(5,144)	(53,865)
Net increase (decrease)	3,051	$33,401	(32,236)	$(332,420)	(900)	$(9,814)	(3,248)	$(34,074)

Short-Term U.S.	Direct Shares				K Shares
Government Bond Fund	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	92,878	$955,044	326,706	$3,384,191	67,834	$699,795	124,514	$1,290,408
Shares issued in reinvestment of distributions	4,829	49,613	14,300	147,893	679	6,993	2,249	23,321
Shares repurchased	(233,689)	(2,403,960)	(418,825)	(4,332,860)	(56,625)	(583,449)	(138,411)	(1,431,923)
Net increase (decrease)	(135,982)	$(1,399,303)	(77,819)	$(800,776)	11,888	$123,339	(11,648)	$(118,194)

See accompanying notes to financial statements.

Statements of Changes in Net Assets February 29, 2012 (Unaudited) − (Continued)

S&P 500 Index Fund	Direct Shares				K Shares
	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	139,259	$3,651,124	160,385	$4,096,021	40,513	$1,033,225	78,728	$2,004,331
Shares issued in reinvestment of distributions	24,976	609,811	44,755	1,143,533	2,445	59,960	4,576	117,356
Shares repurchased	(133,269)	(3,438,984)	(281,353)	(7,143,733)	(44,046)	(1,139,138)	(73,757)	(1,880,900)
Net increase (decrease)	30,966	$821,951	(76,213)	$(1,904,179)	(1,088)	$(45,953)	9,547	$240,787

S&P MidCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	227,534	$4,898,283	506,558	$11,466,190	38,169	$810,621	65,172	$1,469,952
Shares issued in reinvestment of distributions	246,163	5,158,002	34,893	775,000	16,661	348,084	1,141	24,697
Shares repurchased	(529,903)	(11,404,445)	(842,156)	(19,230,790)	(46,491)	(991,643)	(66,479)	(1,484,920)
Net increase (decrease)	(56,206)	$(1,348,160)	(300,705)	$(6,989,600)	8,339	$167,062	(166)	$9,729

S&P SmallCap Index	Direct Shares				K Shares
Fund	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	97,583	$1,422,237	144,624	$2,186,201	62,095	$889,491	126,448	$1,873,553
Shares issued in reinvestment of distributions	128,041	1,784,184	7,568	115,032	57,099	785,677	1,727	26,001
Shares repurchased	(97,532)	(1,420,293)	(199,145)	(3,019,068)	(91,596)	(1,295,935)	(107,426)	(1,575,775)
Net increase (decrease)	128,092	$1,786,128	(46,953)	$(717,835)	27,598	$379,233	20,749	$323,779

Shelton Core Value	Direct Shares				K Shares
Fund	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	379,037	$6,330,215	456,416	$7,733,206	55,306	$915,052	104,655	$1,754,583
Shares issued in reinvestment of distributions	75,111	1,193,662	122,461	2,059,653	2,948	46,630	4,874	82,005
Shares repurchased	(561,471)	(9,410,546)	(1,372,176)	(22,825,440)	(46,573)	(770,028)	(85,588)	(1,444,136)
Net increase (decrease)	(107,323)	$(1,886,669)	(793,299)	$(13,032,581)	11,681	$191,654	23,941	$392,452

	A Shares				B Shares
	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	51,093	$863,424	58,469	$974,852	2,165	$35,886	6,406	$108,078
Shares issued in reinvestment of distributions	5,468	86,965	9,180	154,329	672	10,696	1,196	19,912
Shares repurchased	(54,335)	(910,614)	(168,680)	(2,761,731)	(20,852)	(341,792)	(52,396)	(869,831)
Net increase (decrease)	2,226	$39,775	(101,031)	$(1,632,550)	(18,015)	$(295,210)	(44,794)	$(741,841)

See accompanying notes to financial statements.

Statements of Changes in Net Assets February 29, 2012 (Unaudited) − (Continued)

European Growth	Direct Shares				K Shares
& Income Fund	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	97,489	$709,041	151,561	$1,286,411	100,711	$739,625	165,305	$1,402,934
Shares issued in reinvestment of distributions	5,431	38,233	18,838	164,011	3,484	24,718	15,918	139,292
Shares repurchased	(107,802)	(783,989)	(159,554)	(1,351,602)	(91,238)	(667,184)	(157,429)	(1,326,949)
Net increase (decrease)	(4,882)	$(36,715)	10,845	$98,820	12,957	$97,159	23,794	$215,277

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	671,677	$4,074,086	898,553	$5,038,049	163,682	$964,534	422,212	$2,335,359
Shares issued in reinvestment of distributions	9,721	54,796	11,569	63,622	788	4,437	838	4,431
Shares repurchased	(421,526)	(2,505,113)	(913,592)	(5,187,361)	(145,690)	(831,599)	(265,027)	(1,441,334)
Net increase (decrease)	259,872	$1,623,769	(3,470)	$(85,690)	18,780	$137,372	158,023	$898,456

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period)

California Tax-Free Income Fund Direct Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$11.38		$11.69	$11.27	$11.40	$11.49	$11.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.20		0.44	0.46	0.47	0.45	0.52
Net gain (loss) on securities (both realized and unrealized)	0.41		(0.25)	0.42	(0.10)	(0.01)	(0.29)
Total from investment operations	0.61		0.19	0.88	0.37	0.44	0.23
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)		(0.45)	(0.46)	(0.47)	(0.47)	(0.49)
Distributions from capital gains	—		(0.05)	0.00 (a)	(0.03)	(0.06)	(0.10)
Total distributions	(0.20)		(0.50)	(0.46)	(0.50)	(0.53)	(0.59)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	(0.00	)(a)
Net asset value, end of period	$11.79		$11.38	$11.69	$11.27	$11.40	$11.49

Total return	5.44	%(h)	1.73%	7.98%	3.44%	3.96%	1.95%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$101,476		$99,223	$111,786	$107,668	$118,342	$120,996
Ratio of expenses to average net assets	0.74	%(i)	0.72%	0.73%	0.74%	0.72%	0.71%
Ratio of net investment income to average net assets	3.54	%(i)	3.93%	4.02%	4.23%	3.92%	4.39%
Portfolio turnover	4	%(h)	2%	10%	21%	5%	9%

California Insured Intermediate Fund Direct Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$10.50		$10.77	$10.67	$10.57	$10.42	$10.49
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.12		0.30	0.30	0.31	0.32	0.33
Net gain (loss) on securities (both realized and unrealized)	0.07		(0.24)	0.12	0.10	0.15	(0.06)
Total from investment operations	0.19		0.06	0.42	0.41	0.47	0.27
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)		(0.30)	(0.31)	(0.31)	(0.32)	(0.33)
Distributions from capital gains	—		(0.03)	(0.01)	—	—	(0.01)
Total distributions	(0.12)		(0.33)	(0.32)	(0.31)	(0.32)	(0.34)
Net asset value, end of period	$10.57		$10.50	$10.77	$10.67	$10.57	$10.42

Total return	1.86	%(h)	0.56%	3.92%	3.97%	4.54%	2.64%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$11,874		$12,338	$13,837	$15,077	$15,542	$17,767
Ratio of expenses to average net assets
Before expense reimbursements	0.98	%(i)	0.93%	0.91%	0.92%	0.89%	0.88%
After expense reimbursements	0.68	%(i)	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets
Before expense reimbursements	2.04	%(i)	2.56%	2.59%	2.69%	2.79%	2.96%
After expense reimbursements	2.34	%(i)	2.81%	2.82%	2.93%	3.00%	3.16%
Portfolio turnover	7	%(h)	16%	7%	12%	0%	0%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

California Tax-Free Money Market Fund Direct Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		0.007		0.023	0.030
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		(0.007)		(0.023)	(0.030)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000

Total return	0.00	%(h)	0.00%		0.00%		0.68%		2.32%	3.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$38,162		$44,473		$47,344		$74,285		$81,164	$100,979
Ratio of expenses to average net assets
Before expense reimbursements	0.79	%(d)(i)	0.74	%(d)	0.76	%(d)	0.80	%(c)	0.73%	0.71%
After expense reimbursements	0.11	%(d)(i)	0.23	%(d)	0.31	%(d)	0.55	%(c)	0.53%	0.53%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.69	)%(d)(i)	(0.51	)%(d)	(0.45	)%(d)	0.46	%(c)	2.14%	2.79%
After expense reimbursements	0.00	%(d)(i)	0.00	%(d)	0.00	%(d)	0.71	%(c)	2.34%	2.97%

(b)	Calculated based upon average shares outstanding.
(c)	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.
(d)	Includes negative yield waiver adjustment.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

U.S. Government Securities Fund Direct Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007
Net asset value, beginning of period	$10.79		$10.68	$10.38	$10.46		$10.22		$10.19
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.10		0.21	0.31	0.37		0.38		0.42
Net gain (loss) on securities (both realized and unrealized)	0.06		0.11	0.30	(0.08)		0.24		0.04
Total from investment operations	0.16		0.32	0.61	0.29		0.62		0.46
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)		(0.21)	(0.31)	(0.37)		(0.38)		(0.43)
Paid in capital from redemption fee (Note 1)	—		—	—	(0.00	)(a)	(0.00	)(a)	—
Net asset value, end of period	$10.85		$10.79	$10.68	$10.38		$10.46		$10.22

Total return	1.46	%(h)	3.09%	6.04%	2.73%		6.10%		4.63%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$28,054		$28,080	$32,467	$22,111		$21,632		$19,762
Ratio of expenses to average net assets
Before expense reimbursements	0.90	%(i)	0.86%	0.94%	0.86%		0.85%		0.87%
After expense reimbursements	0.74	%(i)	0.74%	0.74%	0.74%		0.74%		0.74%
Ratio of net investment income to average net assets
Before expense reimbursements	1.65	%(i)	1.85%	2.79%	3.38%		3.48%		3.95%
After expense reimbursements	1.82	%(i)	1.97%	2.99%	3.51%		3.59%		4.08%
Portfolio turnover	5	%(h)	62%	54%	82%		41%		57%

K Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$10.82		$10.70	$10.43	$10.53	$10.29	$10.26
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.07		0.16	0.26	0.32	0.33	0.37
Net gain (loss) on securities (both realized and unrealized)	0.05		0.12	0.30	(0.09)	0.24	0.04
Total from investment operations	0.12		0.28	0.56	0.23	0.57	0.41
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.16)	(0.29)	(0.33)	(0.33)	(0.38)
Net asset value, end of period	$10.87		$10.82	$10.70	$10.43	$10.53	$10.29

Total return	1.11	%(h)	2.65%	5.50%	2.19%	5.57%	4.07%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$9,212		$8,878	$8,668	$7,425	$6,107	$6,329
Ratio of expenses to average net assets
Before expense reimbursements	1.40	%(i)	1.37%	1.44%	1.36%	1.35%	1.36%
After expense reimbursements	1.23	%(i)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets
Before expense reimbursements	1.15	%(i)	1.35%	2.30%	2.88%	2.98%	3.45%
After expense reimbursements	1.32	%(i)	1.47%	2.50%	3.01%	3.09%	3.58%
Portfolio turnover	5	%(h)	62%	54%	82%	41%	57%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

U.S. Government Securities Fund A Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		May 7, 2010(g) to August 31, 2010
Net asset value, beginning of period	$10.81		$10.69		$10.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.09		0.18		0.07
Net gain on securities (both realized and unrealized)	0.04		0.13		0.28
Total from investment operations	0.13		0.31		0.35
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.19)		(0.07)
Net asset value, end of period	$10.86		$10.81		$10.69

Total return	1.24	%(e)(h)	2.92	%(e)	3.39	%(e)(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$1,082		$1,044		$1,377
Ratio of expenses to average net assets
Before expense reimbursements	1.15	%(i)	1.11%		1.19	%(i)
After expense reimbursements	0.98	%(i)	0.99%		0.99	%(i)
Ratio of net investment income to average net assets
Before expense reimbursements	1.40	%(i)	1.61%		2.00	%(i)
After expense reimbursements	1.57	%(i)	1.73%		2.20	%(i)
Portfolio turnover	5	%(h)	62%		54%

B Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		May 7, 2010(g) to August 31, 2010
Net asset value, beginning of period	$10.81		$10.69		$10.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.06		0.13		0.06
Net gain on securities (both realized and unrealized)	0.05		0.12		0.28
Total from investment operations	0.11		0.25		0.34
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.13)		(0.06)
Net asset value, end of period	$10.86		$10.81		$10.69

Total return	0.98	%(f)(h)	2.41	%(f)	3.32	%(f)(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$190		$199		$231
Ratio of expenses to average net assets
Before expense reimbursements	1.65	%(i)	1.61%		1.69	%(i)
After expense reimbursements	1.48	%(i)	1.49%		1.49	%(i)
Ratio of net investment income to average net assets
Before expense reimbursements	0.91	%(i)	1.10%		1.50	%(i)
After expense reimbursements	1.07	%(i)	1.23%		1.70	%(i)
Portfolio turnover	5	%(h)	62%		54%

(b)	Calculated based upon average shares outstanding.
(e)	Not reflecting sales charge.
(f)	Not reflecting CDSC.
(g)	Commencement of operations.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$10.32		$10.41	$10.26	$10.10		$9.94	$9.86
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.03		0.07	0.09	0.19		0.36	0.40
Net gain (loss) on securities (both realized and unrealized)	(0.05)		(0.04)	0.15	0.16		0.16	0.08
Total from investment operations	(0.02)		0.03	0.24	0.35		0.52	0.48
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.07)	(0.09)	(0.19)		(0.36)	(0.40)
Distributions from capital gains	(0.02)		(0.05)	—	—		—	—
Total distributions	(0.05)		(0.12)	(0.09)	(0.19)		(0.36)	(0.40)
Paid in capital from redemption fee	—		—	—	(0.00	)(a)	—	—
Net asset value, end of period	$10.25		$10.32	$10.41	$10.26		$10.10	$9.94

Total return	(0.22	)%(h)	0.33%	2.32%	3.49%		5.26%	4.94%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$10,198		$11,668	$12,581	$13,688		$10,540	$10,381
Ratio of expenses to average net assets
Before expense reimbursements	0.98	%(i)	0.92%	0.89%	0.95%		0.98%	0.94%
After expense reimbursements	0.59	%(i)	0.59%	0.59%	0.59%		0.59%	0.59%
Ratio of net investment income to average net assets
Before expense reimbursements	0.14	%(i)	0.37%	0.59%	1.45%		3.08%	3.61%
After expense reimbursements	0.53	%(i)	0.70%	0.89%	1.81%		3.47%	3.96%
Portfolio turnover	2	%(h)	28%	42%	58%		56%	64%

K Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$10.34		$10.43	$10.30	$10.13	$9.96	$9.87
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		0.02	0.04	0.14	0.30	0.34
Net gain (loss) on securities (both realized and unrealized)	(0.04)		(0.04)	0.15	0.16	0.17	0.09
Total from investment operations	(0.04)		(0.02)	0.19	0.30	0.47	0.43
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.02)	(0.06)	(0.13)	(0.30)	(0.34)
Distributions from capital gains	(0.02)		(0.05)	—	—	—	—
Total distributions	(0.02)		(0.07)	(0.06)	(0.13)	(0.30)	(0.34)
Net asset value, end of period	$10.28		$10.34	$10.43	$10.30	$10.13	$9.96

Total return	(0.37	)%(h)	(0.18)%	1.82%	2.93%	4.77%	4.41%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$3,178		$3,075	$3,224	$2,551	$2,253	$2,099
Ratio of expenses to average net assets
Before expense reimbursements	1.48	%(i)	1.42%	1.39%	1.45%	1.48%	1.44%
After expense reimbursements	1.08	%(i)	1.09%	1.09%	1.09%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.40	)%(i)	(0.13)%	0.09%	0.98%	2.58%	3.11%
After expense reimbursements	(0.01	)%(i)	0.20%	0.39%	1.34%	2.97%	3.46%
Portfolio turnover	2	%(h)	28%	42%	58%	56%	64%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

The United States Treasury Trust Direct Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		0.002		0.021	0.044
Net gain (loss) on securities (both realized and unrealized)	(0.000	)(a)	(0.000	)(a)	0.001		—		—	—
Total from investment operations	(0.000)		(0.000)		0.001		0.002		0.021	0.044
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		(0.002)		(0.021)	(0.044)
Distributions from capital gains	—		(0.000	)(a)	(0.001)		—		—	—
Total distributions	—		(0.000)		(0.001)		(0.002)		(0.021)	(0.044)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000

Total return	0.00	%(h)	0.00%		0.11%		0.13%		2.21%	4.54%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$64,199		$61,459		$67,354		$25,301		$39,535	$36,664
Ratio of expenses to average net assets
Before expense reimbursements	0.80	%(d)(i)	0.78	%(d)	0.94	%(d)	0.91	%(c)	0.79%	0.78%
After expense reimbursements	0.02	%(d)(i)	0.12	%(d)	0.15	%(d)	0.29	%(c)	0.53%	0.53%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.78	)%(d)(i)	(0.66	)%(d)	(0.79	)%(d)	(0.46	)%(c)	1.88%	4.20%
After expense reimbursements	0.00	%(d)(i)	0.00	%(d)	0.00	%(d)	0.16	%(c)	2.14%	4.45%

K Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		—		0.017	0.039
Net gain (loss) on securities (both realized and unrealized)	(0.000	)(a)	(0.000	)(a)	—		—		—	—
Total from investment operations	(0.000)		(0.000)		—		—		0.017	0.039
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		(0.017)	(0.039)
Distributions from capital gains	—		(0.000	)(a)	—		—		—	—
Total distributions	—		(0.000)		—		—		(0.017)	(0.039)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000

Total return	0.00	%(h)	0.00%		0.00%		0.04%		1.70%	4.02%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$3,690		$3,647		$3,486		$3,302		$2,737	$2,894
Ratio of expenses to average net assets
Before expense reimbursements	0.80	%(d)(i)	0.78	%(d)	0.93	%(d)	0.97	%(c)	1.29%	1.28%
After expense reimbursements	0.02	%(d)(i)	0.12	%(d)	0.14	%(d)	0.35	%(c)	1.03%	1.03%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.78	)%(d)(i)	(0.66	)%(d)	(0.79	)%(d)	(0.59	)%(c)	1.47%	3.70%
After expense reimbursements	0.00	%(d)(i)	0.00	%(d)	0.00	%(d)	0.03	%(c)	1.73%	3.95%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(c)	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.
(d)	Includes negative yield waiver adjustment.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

S&P 500 Index Fund Direct Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008		Year Ended August 31, 2007
Net asset value, beginning of period	$24.91		$21.41	$20.81	$25.91	$29.70		$26.31
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.24		0.44	0.39	0.42	0.48		0.46
Net gain (loss) on securities (both realized and unrealized)	3.05		3.50	0.58	(5.09)	(3.79)		3.40
Total from investment operations	3.29		3.94	0.97	(4.67)	(3.31)		3.86
LESS DISTRIBUTIONS
Dividends from net investment income	(0.24)		(0.44)	(0.37)	(0.43)	(0.48)		(0.47)
Paid in capital from redemption fee (Note 1)	—		—	—	—	(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$27.96		$24.91	$21.41	$20.81	$25.91		$29.70

Total return	13.33	%(h)	18.36%	4.62%	(17.86)%	(11.25)%		14.75%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$84,720		$74,717	$65,837	$67,017	$87,760		$105,804
Ratio of expenses to average net assets
Before expense reimbursements	0.54	%(i)	0.51%	0.56%	0.59%	0.51%		0.51%
After expense reimbursements	0.36	%(i)	0.36%	0.36%	0.36%	0.36%		0.36%
Ratio of net investment income to average net assets
Before expense reimbursements	1.70	%(i)	1.55%	1.52%	2.03%	1.57%		1.44%
After expense reimbursements	1.88	%(i)	1.70%	1.72%	2.26%	1.72%		1.59%
Portfolio turnover	2	%(h)	1%	7%	5%	3%		3%

K Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$24.95		$21.47	$20.88	$26.05	$29.82	$26.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.18		0.31	0.28	0.33	0.34	0.32
Net gain (loss) on securities (both realized and unrealized)	3.05		3.51	0.60	(5.14)	(3.77)	3.41
Total from investment operations	3.23		3.82	0.88	(4.81)	(3.43)	3.73
LESS DISTRIBUTIONS
Dividends from net investment income	(0.17)		(0.34)	(0.29)	(0.36)	(0.34)	(0.32)
Net asset value, end of period	$28.01		$24.95	$21.47	$20.88	$26.05	$29.82

Total return	13.02	%(h)	17.77%	4.15%	(18.29)%	(11.58)%	14.17%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$9,790		$8,749	$7,322	$6,300	$6,803	$8,292
Ratio of expenses to average net assets
Before expense reimbursements	1.04	%(i)	1.01%	1.06%	1.09%	1.01%	1.01%
After expense reimbursements	0.86	%(i)	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets
Before expense reimbursements	1.20	%(i)	1.05%	1.03%	1.51%	1.07%	0.94%
After expense reimbursements	1.38	%(i)	1.20%	1.22%	1.74%	1.22%	1.09%
Portfolio turnover	2	%(h)	1%	7%	5%	3%	3%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

S&P MidCap Index Fund Direct Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007
Net asset value, beginning of period	$21.68		$17.84	$16.17	$20.94		$24.85		$22.89
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.07		0.17	0.16	0.17		0.18		0.16
Net gain (loss) on securities (both realized and unrealized)	2.49		3.83	1.71	(4.29)		(1.24)		3.34
Total from investment operations	2.56		4.00	1.87	(4.12)		(1.06)		3.50
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.16)	(0.17)	(0.15)		(0.17)		(0.19)
Distributions from capital gains	(0.95)		—	(0.03)	(0.50)		(2.68)		(1.35)
Total distributions	(1.03)		(0.16)	(0.20)	(0.65)		(2.85)		(1.54)
Paid in capital from redemption fee (Note 1)	—		—	—	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$23.21		$21.68	$17.84	$16.17		$20.94		$24.85

Total return	12.35	%(h)	22.38%	11.54%	(18.90)%		(4.78)%		15.74%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$127,213		$120,089	$104,162	$108,279		$148,971		$171,024
Ratio of expenses to average net assets
Before expense reimbursements	0.65	%(i)	0.63%	0.66%	0.70%		0.64%		0.63%
After expense reimbursements	0.58	%(i)	0.58%	0.58%	0.58%		0.58%		0.58%
Ratio of net investment income to average net assets
Before expense reimbursements	0.57	%(i)	0.69%	0.80%	1.09%		0.76%		0.61%
After expense reimbursements	0.64	%(i)	0.74%	0.88%	1.21%		0.81%		0.66%
Portfolio turnover	9	%(h)	16%	10%	31%		18%		15%

K Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$21.57		$17.77	$16.13	$20.94	$24.85	$22.88
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.02		0.05	0.07	0.10	0.07	0.04
Net gain (loss) on securities (both realized and unrealized)	2.48		3.82	1.70	(4.30)	(1.22)	3.35
Total from investment operations	2.50		3.87	1.77	(4.20)	(1.15)	3.39
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.07)	(0.10)	(0.11)	(0.08)	(0.07)
Distributions from capital gains	(0.95)		—	(0.03)	(0.50)	(2.68)	(1.35)
Total distributions	(0.98)		(0.07)	(0.13)	(0.61)	(2.76)	(1.42)
Net asset value, end of period	$23.09		$21.57	$17.77	$16.13	$20.94	$24.85

Total return	12.07	%(h)	21.78%	10.97%	(19.31)%	(5.18)%	15.22%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$8,556		$7,813	$6,439	$5,556	$6,392	$7,302
Ratio of expenses to average net assets
Before expense reimbursements	1.15	%(i)	1.13%	1.16%	1.20%	1.14%	1.13%
After expense reimbursements	1.07	%(i)	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets
Before expense reimbursements	0.07	%(i)	0.19%	0.29%	0.59%	0.26%	0.11%
After expense reimbursements	0.15	%(i)	0.24%	0.38%	0.70%	0.31%	0.16%
Portfolio turnover	9	%(h)	16%	10%	31%	18%	15%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

S&P SmallCap Index Fund Direct Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007
Net asset value, beginning of period	$14.59		$11.72	$10.98	$16.61		$20.11		$19.38
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.02		0.07	0.03	0.07		0.07		0.12
Net gain (loss) on securities (both realized and unrealized)	1.98		2.87	0.74	(4.04)		(1.27)		2.38
Total from investment operations	2.00		2.94	0.77	(3.97)		(1.20)		2.50
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.06)	(0.01)	(0.07)		(0.06)		(0.13)
Distributions from capital gains	(1.17)		(0.01)	—	(1.59)		(2.24)		(1.64)
Return of capital distribution	—		—	(0.02)	—		—		—
Total distributions	(1.20)		(0.07)	(0.03)	(1.66)		(2.30)		(1.77)
Paid in capital from redemption fee (Note 1)	—		—	—	(0.00	)(a)	(0.00	)(a)	—
Net asset value, end of period	$15.39		$14.59	$11.72	$10.98		$16.61		$20.11

Total return	14.54	%(h)	25.11%	7.03%	(22.04)%		(6.18)%		13.25%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$25,386		$22,203	$18,394	$17,365		$23,524		$24,462
Ratio of expenses to average net assets
Before expense reimbursements	0.92	%(i)	0.89%	0.95%	1.06%		0.89%		0.90%
After expense reimbursements	0.74	%(i)	0.74%	0.74%	0.74%		0.74%		0.74%
Ratio of net investment income to average net assets
Before expense reimbursements	0.15	%(i)	0.34%	0.02%	0.40%		0.25%		0.44%
After expense reimbursements	0.33	%(i)	0.49%	0.24%	0.73%		0.40%		0.60%
Portfolio turnover	0	%(h)	23%	5%	12%		15%		9%

K Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$14.42		$11.61	$10.90	$16.54	$20.04	$19.33
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	—		—	(0.03)	0.02	(0.02)	0.02
Net gain (loss) on securities (both realized and unrealized)	1.94		2.85	0.74	(4.03)	(1.24)	2.38
Total from investment operations	1.94		2.85	0.71	(4.01)	(1.26)	2.40
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.03)	—	(0.04)	—	(0.05)
Distributions from capital gains	(1.17)		(0.01)	—	(1.59)	(2.24)	(1.64)
Total distributions	(1.17)		(0.04)	—	(1.63)	(2.24)	(1.69)
Net asset value, end of period	$15.19		$14.42	$11.61	$10.90	$16.54	$20.04

Total return	14.29	%(h)	24.52%	6.51%	(22.43)%	(6.58)%	12.70%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$10,943		$9,987	$7,806	$7,064	$8,529	$9,556
Ratio of expenses to average net assets
Before expense reimbursements	1.42	%(i)	1.39%	1.45%	1.56%	1.39%	1.40%
After expense reimbursements	1.23	%(i)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets
Before expense reimbursements	(0.34	)%(i)	(0.16)%	(0.48)%	(0.10)%	(0.25)%	(0.06)%
After expense reimbursements	(0.16	)%(i)	(0.01)%	(0.26)%	0.23%	(0.10)%	0.10%
Portfolio turnover	0	%(h)	23%	5%	12%	15%	9%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

Shelton Core Value Fund Direct Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$16.17		$14.03	$13.14	$15.69	$17.96	$16.52
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.15		0.27	0.23	0.21	0.29	0.29
Net gain (loss) on securities (both realized and unrealized)	1.85		2.12	0.82	(2.51)	(1.96)	2.08
Total from investment operations	2.00		2.39	1.05	(2.30)	(1.67)	2.37
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)		(0.25)	(0.16)	(0.20)	(0.28)	(0.31)
Distributions from capital gains	—		—	—	(0.05)	(0.32)	(0.62)
Total distributions	(0.15)		(0.25)	(0.16)	(0.25)	(0.60)	(0.93)
Net asset value, end of period	$18.02		$16.17	$14.03	$13.14	$15.69	$17.96

Total return	12.53	%(h)	17.01%	8.00%	(14.48)%	(9.52)%	14.56%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$142,127		$129,317	$123,305	$14,724	$17,914	$23,584
Ratio of expenses to average net assets	0.90	%(i)	0.87%	0.99%	0.97%	0.86%	0.88%
Ratio of net investment income to average net assets	1.83	%(i)	1.63%	1.57%	1.83%	1.76%	1.64%
Portfolio turnover	3	%(h)	13%	76%	27%	16%	1%

K Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$16.06		$13.95	$13.07	$15.64	$17.88	$16.56
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.11		0.19	0.12	0.15	0.21	0.21
Net gain (loss) on securities (both realized and unrealized)	1.83		2.12	0.87	(2.51)	(1.92)	1.96
Total from investment operations	1.94		2.31	0.99	(2.36)	(1.71)	2.17
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)		(0.20)	(0.11)	(0.16)	(0.21)	(0.23)
Distributions from capital gains	—		—	—	(0.05)	(0.32)	(0.62)
Total distributions	(0.11)		(0.20)	(0.11)	(0.21)	(0.53)	(0.85)
Net asset value, end of period	$17.89		$16.06	$13.95	$13.07	$15.64	$17.88

Total return	12.20	%(h)	16.49%	7.56%	(14.91)%	(9.81)%	13.29%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$7,588		$6,624	$5,421	$4,447	$4,326	$4,878
Ratio of expenses to average net assets	1.40	%(i)	1.37%	1.49%	1.47%	1.36%	1.38%
Ratio of net investment income to average net assets	1.34	%(i)	1.14%	1.07%	1.32%	1.26%	1.14%
Portfolio turnover	3	%(h)	13%	76%	27%	16%	1%

(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

Shelton Core Value Fund A Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		May 7, 2010(g) to August 31, 2010
Net asset value, beginning of period	$16.16		$14.03		$14.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.13		0.23		0.07
Net gain (loss) on securities (both realized and unrealized)	1.85		2.12		(0.53)
Total from investment operations	1.98		2.35		(0.46)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)		(0.22)		(0.05)
Net asset value, end of period	$18.01		$16.16		$14.03

Total return	12.39	%(e)(h)	16.70	%(e)	(3.17	)%(e)(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$11,835		$10,587		$10,607
Ratio of expenses to average net assets	1.15	%(i)	1.12%		1.24	%(i)
Ratio of net investment income to average net assets	1.58	%(i)	1.38%		1.33	%(i)
Portfolio turnover	3	%(h)	13%		76%

B Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		May 7, 2010(g) to August 31, 2010
Net asset value, beginning of period	$16.16		$14.02		$14.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.09		0.14		0.05
Net gain (loss) on securities (both realized and unrealized)	1.84		2.14		(0.52)
Total from investment operations	1.93		2.28		(0.47)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)		(0.14)		(0.05)
Net asset value, end of period	$18.00		$16.16		$14.02

Total return	12.03	%(f)(h)	16.21	%(f)	(3.24	)%(f)(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$1,973		$2,061		$2,417
Ratio of expenses to average net assets	1.65	%(i)	1.62%		1.74	%(i)
Ratio of net investment income to average net assets	1.07	%(i)	0.87%		0.83	%(i)
Portfolio turnover	3	%(h)	13%		76%

(b)	Calculated based upon average shares outstanding.
(e)	Not reflecting sales charge.
(f)	Not reflecting CDSC.
(g)	Commencement of operations.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

European Growth & Income Fund Direct Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$7.62		$7.42	$8.17	$9.73	$11.27	$9.91
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.08		0.21	0.19	0.23	0.28	0.23
Net gain (loss) on securities (both realized and unrealized)	0.21		0.20	(0.73)	(1.56)	(1.55)	1.40
Total from investment operations	0.29		0.41	(0.54)	(1.33)	(1.27)	1.63
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)		(0.21)	(0.21)	(0.23)	(0.27)	(0.27)
Net asset value, end of period	$7.86		$7.62	$7.42	$8.17	$9.73	$11.27

Total return	3.90	%(h)	5.25%	(6.64)%	(13.27)%	(11.48)%	16.54%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$6,023		$5,871	$5,637	$7,049	$8,213	$7,367
Ratio of expenses to average net assets
Before expense reimbursements	1.43	%(i)	1.35%	1.38%	1.49%	1.34%	1.41%
After expense reimbursements	0.99	%(i)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets
Before expense reimbursements	1.63	%(i)	2.17%	2.01%	2.79%	2.37%	1.83%
After expense reimbursements	2.07	%(i)	2.52%	2.38%	3.28%	2.70%	2.24%
Portfolio turnover	0	%(h)	8%	0%	13%	0%	0%

K Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of period	$7.63		$7.43	$8.20	$9.78	$11.31	$9.94
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.06		0.17	0.16	0.20	0.23	0.18
Net gain (loss) on securities (both realized and unrealized)	0.21		0.21	(0.75)	(1.57)	(1.55)	1.40
Total from investment operations	0.27		0.38	(0.59)	(1.37)	(1.32)	1.58
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.18)	(0.18)	(0.21)	(0.21)	(0.21)
Net asset value, end of period	$7.87		$7.63	$7.43	$8.20	$9.78	$11.31

Total return	3.61	%(h)	4.82%	(7.21)%	(13.69)%	(11.79)%	16.02%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$6,182		$5,888	$5,563	$5,542	$5,541	$6,519
Ratio of expenses to average net assets
Before expense reimbursements	1.93	%(i)	1.85%	1.88%	1.99%	1.84%	1.91%
After expense reimbursements	1.49	%(i)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets
Before expense reimbursements	1.14	%(i)	1.64%	1.56%	2.32%	1.63%	1.33%
After expense reimbursements	1.57	%(i)	1.99%	1.94%	2.81%	1.98%	1.74%
Portfolio turnover	0	%(h)	8%	0%	13%	0%	0%

(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

Nasdaq-100 Index Fund Direct Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007
Net asset value, beginning of period	$5.67		$4.47	$4.12		$4.69		$4.97		$3.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.02		0.03	0.01		0.01		0.00		(0.00	)(a)
Net gain (loss) on securities (both realized and unrealized)	0.99		1.19	0.35		(0.58)		(0.28)		1.01
Total from investment operations	1.01		1.22	0.36		(0.57)		(0.28)		1.01
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)		(0.02)	(0.01)		—		—		—
Return of capital distribution	—		—	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	—
Total distributions	(0.02)		(0.02)	(0.01)		(0.00	)(a)	(0.00	)(a)	—
Paid in capital from redemption fee (Note 1)	—		—	—		(0.00	)(a)	(0.00	)(a)	—
Net asset value, end of period	$6.66		$5.67	$4.47		$4.12		$4.69		$4.97

Total return	17.82	%(h)	27.31%	8.73%		(12.14)%		(5.60)%		25.51%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$22,768		$17,912	$14,146		$13,262		$13,968		$13,542
Ratio of expenses to average net assets
Before expense reimbursements	0.92	%(i)	0.90%	0.96%		1.11%		0.98%		1.01%
After expense reimbursements	0.49	%(i)	0.49%	0.49%		0.49%		0.58	%(j)	0.74%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.18	%(i)	0.08%	(0.24)%		(0.42)%		(0.33)%		(0.36)%
After expense reimbursements	0.62	%(i)	0.50%	0.24%		0.19%		0.06%		(0.09)%
Portfolio turnover	5	%(h)	24%	4%		8%		15%		5%

K Shares	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008		Year Ended August 31, 2007
Net asset value, beginning of period	$5.53		$4.37		$4.03	$4.61	$4.91		$3.93
INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) (b)	0.00	(a)	—		(0.01)	(0.01)	(0.02)		(0.02)
Net gain (loss) on securities (both realized and unrealized)	0.96		1.16		0.35	(0.57)	(0.28)		1.00
Total from investment operations	0.96		1.16		0.34	(0.58)	(0.30)		0.98
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.00	)(a)	—	—	—		—
Net asset value, end of period	$6.49		$5.53		$4.37	$4.03	$4.61		$4.91

Total return	17.43	%(h)	26.63%		8.44%	(12.58)%	(6.11)%		24.94%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$9,248		$7,771		$5,452	$4,792	$5,262		$5,978
Ratio of expenses to average net assets
Before expense reimbursements	1.42	%(i)	1.40%		1.46%	1.61%	1.48%		1.51%
After expense reimbursements	0.98	%(i)	0.99%		0.99%	0.99%	1.08	%(k)	1.24%
Ratio of net investment income (loss)to average net assets
Before expense reimbursements	(0.33	)%(i)	(0.42)%		(0.73)%	(0.92)%	(0.83)%		(0.86)%
After expense reimbursements	0.11	%(i)	0.00%		(0.26)%	(0.31)%	(0.44)%		(0.59)%
Portfolio turnover	5	%(h)	24%		4%	8%	15%		5%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.
(j)	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - Direct Shares changed from 0.74% to 0.49%. The blended expense ratio as of August 31, 2008 is 0.58%.
(k)	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - K Shares changed from 1.24% to 0.99%. The blended expense ratio as of August 31, 2008 is 1.08%.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements (Unaudited)	February 29, 2012

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from regular federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors’ principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Shelton Core Value Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

The Trust began offering additional classes of shares, Class K, on October 16, 2003, and Class A and Class B, on May 7, 2010. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the four classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to A, B, and K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Portfolio securities of the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds’ Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2011, available to offset future capital gains, if any, are as follows:

Expiring	California Tax-Free Money Market Fund	U.S. Government Securities Fund	S&P 500 Index Fund	Shelton Core Value Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
2012	$3,257	$—	$—	$—	$2,426	$1,963,355
2013	—	19,440	—	—	59,164	2,084,713
2014	—	266,271	—	—	9,731	251,077
2015	—	80,163	—	—	6,268	1,821,380
2016	—	36,974	—	245,013	9,647	364,175
2017	—	109,369	642,431	10,116,368	—	642,849
2018	—	141,868	—	847,723	124,746	596,391
2019	—	245,270	—	3,699,956	205,587	—
Total	$3,257	$899,355	$642,431	$14,909,060	$417,569	$7,723,940

$2,091,772, $104,291, and $1,583,224 of unutilized capital loss carry forwards expired at August 31, 2011 for S&P 500 Index Fund, European Growth & Income Fund and Nasdaq-100 Index Fund (respectively).

Due to the merger of the Shelton Core Value Fund with the SM&R Funds in 2010, the following loss limitations apply: SM&R Balanced Fund has a loss limitation of $824,050 expiring 2017; Shelton Core Value Fund has a loss limitation of $429,079 expiring in 2017. However due to limitations under section 382, these losses are limited to a total of $1,309,688 per year; $500,737 attributable to the SM&R Balanced Fund and $808,951 attributable to the Shelton Core Value Fund.

Shelton Funds	Notes to Financial Statements (Unaudited) – (Continued)	February 29, 2012

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows: New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains. Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2011, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
California Tax-Free Income Fund	$—	$6,169	$(6,169)
U.S. Government Securities Fund	—	4,312	(4,312)
Short-Term U.S. Government Bond Fund	—	306	(306)
The United States Treasury Trust	—	(772)	772
S&P 500 Index Fund	(2,091,772)	—	2,091,772
Shelton Core Value Fund	40,407	(40,407)	—
European Growth & Income Fund	(104,291)	—	104,291
Nasdaq-100 Index Fund	(1,583,224)	—	1,583,224

(d) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(e) Concentration – The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(f) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(h) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Shelton Funds	Notes to Financial Statements (Unaudited) – (Continued)	February 29, 2012

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at February 29, 2012 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (c)	Investments in Securities	Total	Futures Contracts - Assets or Liabilities (d)
California Tax-Free Income Fund	$—	$100,429,585	$—	$100,429,585	$—
California Insured Intermediate Fund	—	11,717,367	—	11,717,367	—
California Tax-Free Money Market Fund	—	37,892,088	—	37,892,088	—
U.S. Government Securities Fund	—	38,016,896	—	38,016,896	—
Short-Term U.S. Government Bond Fund	—	13,254,923	—	13,254,923	—
The United States Treasury Trust Fund	—	67,196,701	—	67,196,701	—
S&P 500 Index Fund	92,679,166	199,994	—	92,879,160	(9,800)
S&P MidCap Index Fund	135,120,187	199,953	—	135,320,140	(4,340)
S&P SmallCap Index Fund	34,360,683	499,884	—	34,860,567	(35,000)
Shelton Core Value Fund	159,516,947	199,998	—	159,716,945	—
European Growth & Income Fund	11,913,136	—	—	11,913,136	—
Nasdaq-100 Index Fund	30,834,110	200,102	—	31,034,212	(4,063)
Total	$464,424,229	$269,807,491	$—	$734,231,720	$(53,203)

(a)	There were no transfers in or out of Level 1, Level 2, and Level 3 during the period ended February 29, 2012.
(b)
All publicly traded common stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)
All preferred stocks and fixed income securities in the Funds are Level 2 securities. For a detailed break-out of preferred stocks and fixed income securities by type, please refer to the Portfolio of Investments.

(d)	Represents variation margin on the last day of the reporting period.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy; quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, and European Growth & Income Fund can use Futures contracts and strategies for achieving the investment objectives.

S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund

Like many index funds, the Funds may invest in futures contracts and lend securities to minimize the performance variation between the Funds and the index. This performance gap occurs because, unlike the index, the Funds must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Trust expects each Fund’s performance to closely represent the index, the Funds will generally underperform the index.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. These risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Funds' performance relative to the respective index will change.

Under normal circumstances the Funds may follow a number of investment policies to achieve its objective. The Funds may invest in stock futures. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

Shelton Core Value Fund

The Fund will invest in futures contracts when the Manager wishes to remain fully invested in the market. Utilizing futures allows the Manager to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

Shelton Funds	Notes to Financial Statements (Unaudited) – (Continued)	February 29, 2012

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Fund. In an effort to minimize this risk, the Fund will not use futures for speculative purposes or as leverage. It is the Fund’s policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

Nasdaq-100 Index Fund

Like most index funds, the Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. The Manager will typically buy futures contracts so that the market value of the futures contracts is as close to the cash balance as possible. This helps minimize the tracking error of the Fund.

The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If the futures contracts owned by the Fund do not track the index, the Fund’s performance relative to the index will change.

At February 29, 2012, the number of open future contracts in S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Nasdaq-100 Index Fund was 28, 7, 25, and 22 respectively. The Fund recorded liabilities related to the current day’s variation margin of $9,800, $4,340, $35,000 and $4,063, respectively, which may be found within the statements of assets and liabilities. S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Nasdaq-100 Index Fund had unrealized appreciation of $78,077, $16,482, $147,268 and $27,360, respectively, as of February 29, 2012 related to open futures contracts.

The realized gains or losses and change in unrealized gains or losses on future contracts are reflected in the appropriate financial statements.

The effect of derivative instruments on the Statements of Operations for the six months ended February 29, 2012:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund - Equity contracts	$34,843	$82,987
S&P MidCap Index Fund - Equity contracts	194,126	(20,566)
S&P SmallCap Index Fund - Equity contracts	(31,435)	185,983
Nasdaq-100 Index Fund - Equity contracts	243,776	34,027

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management, a dba of CCM Partners (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, the Advisor receives compensation at the annual rate of 0.50% of the Funds’ average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, the Advisor receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds’ average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, the Advisor receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, the Advisor receives compensation at the annual rate of 0.85% of the Fund’s average daily net assets. The Advisor has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund’s total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund’s average daily net assets. The Advisor has contractually agreed to further reduce total operating expense. This additional contractual reimbursement is effective until January 4, 2013 unless renewed and is subject to recoupment within three fiscal years following a particular reimbursement, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursement from the Advisor for the year ended February 29, 2012, is as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	A Shares	B Shares	Expiration
California Insured Intermediate Fund	$18,405	0.68%	N/A	N/A	N/A	01/04/13
California Tax-Free Money Market Fund	141,131	0.53%	N/A	N/A	N/A	01/04/13
U.S. Government Securities Fund	32,174	0.74%	1.24%	0.99%	1.49%	01/04/13
Short-Term U.S. Government Bond Fund	27,666	0.59%	1.09%	N/A	N/A	01/04/13
The United States Treasury Trust	258,173	0.53%	1.03%	N/A	N/A	01/04/13
S&P 500 Index Fund	77,296	0.36%	0.86%	N/A	N/A	01/04/13
S&P MidCap Index Fund	47,762	0.58%	1.08%	N/A	N/A	01/04/13
S&P SmallCap Index Fund	29,937	0.74%	1.24%	N/A	N/A	01/04/13
European Growth & Income Fund	24,573	1.00%	1.50%	N/A	N/A	01/04/13
Nasdaq-100 Index Fund	59,045	0.49%	0.99%	N/A	N/A	01/04/13

Shelton Funds	Notes to Financial Statements (Unaudited) – (Continued)	February 29, 2012

At August 31, 2011, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $3,401,258. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/12	Expires 8/31/13	Expires 8/31/14
California Insured Intermediate Fund	$36,030	$32,629	$31,898
California Tax-Free Money Market Fund	184,452	260,617	270,127
U.S. Government Securities Fund	37,562	61,701	50,194
Short-Term U.S. Government Bond Fund	54,104	54,263	51,740
The United States Treasury Trust	221,823	263,699	449,785
S&P 500 Index Fund	155,422	153,077	133,728
S&P MidCap Index Fund	118,710	100,376	64,600
S&P SmallCap Index Fund	70,847	57,467	51,275
European Growth & Income Fund	50,833	47,101	45,842
Nasdaq-100 Index Fund	88,106	97,291	105,959

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Teresa Axelson has served as the Chief Compliance Officer (“CCO”) of the Trust since November 2011. Ms. Axelson is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust during her employment, and Shelton Capital is reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class A, B and K Shares of each Fund of the Trust pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class A and K Share of the Funds will pay the Distributor a fee at an annual rate of 0.25% and annual rate of 0.50% for Class B Share, payable monthly, of the daily net assets attributable to such Fund’s Class A, B and K Shares.

The Trust has adopted a Shareholder Services Plan (the “Services Plan”), whereby the Class B and K Shares of each Fund of the Trust pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class B and K Shares. Such amounts are compensation for providing certain services to clients owning Class B and K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the six months ended February 29, 2012, the following were paid by the Class A, Class B, and Class K Shares of each Fund of the Trust:

Fund	Class A 12b-1 Fees	Class B 12b-1 Fees	Class K 12b-1 Fees	Class B Shareholder Service Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$1,309	$489	$11,322	$245	$11,322
Short-Term U.S. Government Bond Fund	—	—	3,958	—	3,958
The United States Treasury Trust	—	—	—	—	—
S&P 500 Index Fund	—	—	11,198	—	11,198
S&P MidCap Index Fund	—	—	9,700	—	9,700
S&P SmallCap Index Fund	—	—	12,510	—	12,510
Shelton Core Value Fund	13,476	4,876	8,516	2,438	8,516
European Growth & Income Fund	—	—	7,051	—	7,051
Nasdaq-100 Index Fund	—	—	10,020	—	10,020

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the six months ended February 29, 2012 were as follows:

Fund	Purchases	Sales
California Tax-Free Income Fund	$4,045,140	$7,266,820
California Insured Intermediate Fund	1,979,283	700,000
U.S. Government Securities Fund	1,988,863	1,825,943
Short-Term U.S. Government Bond Fund	316,934	1,524,087
S&P 500 Index Fund	2,068,297	2,144,081
S&P MidCap Index Fund	11,369,873	12,663,852
S&P SmallCap Index Fund	—	43,372
Shelton Core Value Fund	3,978,919	8,473,952
European Growth & Income Fund	—	—
Nasdaq-100 Index Fund	2,990,889	1,348,142

Shelton Funds	Notes to Financial Statements (Unaudited) – (Continued)	February 29, 2012

Note 4 - TAX CHARACTER

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

The tax character of distributions paid during the years ended August 31, 2011 and 2010 was as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains		Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2011	$—	$—	$459,187	(a)	$4,027,304	$4,486,491
	2010	—	34,460	—		4,332,579	4,367,039
California Insured Intermediate Fund	2011	—	—	34,726	(a)	357,125	391,851
	2010	—	—	8,255	(a)	396,279	404,534
California Tax-Free Money Market Fund	2011	—	—	—		—	—
	2010	—	—	—		—	—
U.S. Government Securities Fund	2011	—	762,931	—		—	762,931
	2010	—	907,960	—		—	907,960
Short-Term U.S. Government Bond Fund	2011	—	93,390	79,927	(a)	—	173,317
	2010	—	145,582	—		—	145,582
The United States Treasury Trust	2011	—	795	—		—	795
	2010	—	27,791	—		—	27,791
S&P 500 Index Fund	2011	—	1,441,890	—		—	1,441,890
	2010	—	1,270,648	—		—	1,270,648
S&P Mid Cap Index Fund	2011	—	921,339	—		—	921,339
	2010	—	1,104,797	172,779	(a)	—	1,277,576
S&P Small Cap Index Fund	2011	—	114,407	28,956	(a)	—	143,363
	2010	26,939	23,689	—		—	50,628
Shelton Core Value Fund	2011	—	2,383,685	—		—	2,383,685
	2010	—	218,167	—		—	218,167
European Growth & Income Fund	2011	—	305,798	—		—	305,798
	2010	—	301,762	—		—	301,762
Nasdaq-100 Index Fund	2011	—	68,548	—		—	68,548
	2010	4,008	27,754	—		—	31,762

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2011.

The tax character of distributable earnings at August 31, 2011 was as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses (c)	Total Distributable Earnings
California Tax-Free Income Fund	$34,465	(a)	$—	$—	$2,086,444	$(168,379)	$1,952,530
California Insured Intermediate Fund	695	(b)	166	—	253,119	(61,574)	192,406
California Tax-Free Money Market Fund	—		—	(3,257)	—	—	(3,257)
U.S. Government Securities Fund	15,344		—	(899,355)	2,189,340	(4,039)	1,301,290
Short-Term U.S. Government Bond Fund	630		18,322	—	153,753	—	172,705
The United States Treasury Trust	387		—	—	—	—	387
S&P 500 Index Fund	247,943		—	(642,431)	19,626,081	—	19,231,593
S&P Mid Cap Index Fund	51,128		4,558,985	—	30,928,321	—	35,538,434
S&P Small Cap Index Fund	—		2,462,880	—	794,630	—	3,257,510
Shelton Core Value Fund	491,823		—	(14,909,060)	23,854,067	(7,794,384)	1,642,446
European Growth & Income Fund	12,635		—	(417,569)	(1,142,856)	(30,207)	(1,577,997)
Nasdaq-100 Index Fund	21,032		—	(7,723,940)	7,076,698	—	(626,210)

(a)	Tax exempt income is $120.
(b)	Tax exempt income.
(c)	Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred as occurring on the first day of the following fiscal year.

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.

Shelton Funds	Notes to Financial Statements (Unaudited) – (Continued)	February 29, 2012

Note 5 - SUBSEQUENT EVENTS

In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements.

Fund Holdings (Unaudited): The Fund holdings shown in this report are as of February 29, 2012. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Record (Unaudited): The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2011, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Date of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	P.O. Box 387 San Francisco, CA 94104	06/27/66	President, Secretary, Chairman, and Trustee	Since August 1998 Since July 2011
James W. Miller, Jr.	P.O. Box 387 San Francisco, CA 94104	05/28/66	Trustee	Since August 2001
Kevin T. Kogler	P.O. Box 387 San Francisco, CA 94104	02/21/66	Trustee	Since May 2006
Stephen H. Sutro	P.O. Box 387 San Francisco, CA 94104	04/09/69	Trustee	Since May 2006
William P. Mock	P.O. Box 387 San Francisco, CA 94104	12/29/66	Treasurer	Since February 2010
Teresa E. Axelson	P.O. Box 387 San Francisco, CA 94104	12/04/47	Chief Compliance Officer	Since November 2011

Each Trustee oversees the Trust’s twelve Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers
Chief Executive Officer, Shelton Capital, 1999 to present; Chief Operating Officer, Shelton Capital 1997 to 1999; Administrative Officer, Shelton Capital 1994 - 1997; Marketing Representative, Shelton Capital, 1993 to 1994.

James W. Miller, Jr.
Director, RREEF, 2006 to present; Executive Vice President, Jones Lang LaSalle Americas, Inc. 1999 to 2006; Associate, Orrick Herrington & Sutcliffe LLP, 1996 - 1999; Associate, Gordon & Rees LLP, 1992 - 1993.

Kevin T. Kogler
Principal, Robertson Piper Software Group, 2006 to present; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006; Director, Investment Banking, Salomon Smith Barney, 2001 - 2002;Vice President, Investment Banking, CS First Boston/Donaldson Lufkin & Jenrette, 1997 - 2001.

Stephen H. Sutro	Partner, Duane Morris LLP (law firm), 2003 to present; Associate, Duane Morris LLP 2000 - 2002, Associate, Hancock Rothert & Bunshoft (law firm), 1994 - 1999.
William P. Mock	Portfolio Manager, Shelton Capital, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present; Head Trader, TKI Capital Management, 2003 to 2006.
Teresa E. Axelson
Chief Compliance Officer, Shelton Capital, 2011 to present; Vice President-Secretary, Chief Compliance Officer, Securities Management and Research, Inc., SM&R Investments, Inc. and American National Investment Inc. 1968-2010.

Additional information on the Trustees may be found in the SAI, which is available, without charge, upon request, by calling (800) 955-9988.

*
Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital, the Trust’s Advisor and Administrator.

Shelton Funds Board Approval of the Investment Advisory Agreements (Unaudited)

The 1940 Act requires that the full Boards and a majority of the Independent Trustees annually approve the continuation of the Trust’s Investment Advisory Agreements dated January 1, 2007 between Shelton Funds and Shelton Capital Management (the “Investment Advisory Agreement”), with respect to each Fund. At a meeting held in-person on February 9, 2012, the Board, including a majority of the Independent Trustees on behalf of the Trusts’ California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, European Growth & Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund and The United States Treasury Trust (each a “Fund”), considered and approved the continuance of the Investment Advisory Agreement with respect to each Fund with Shelton Capital Management (“Shelton Capital”) for an additional one-year period ending March 31, 2013.

Prior to the meeting, the Independent Trustees requested information from Shelton Capital. This information, together with other information provided by Shelton Capital, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by Shelton Capital, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by Shelton Capital to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital (the principal business activity of which is managing the Funds), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board discussed the renewal of the Investment Advisory Agreement both with Shelton Capital representatives and in a private session with independent legal counsel at which representatives of Shelton Capital were not present. In deciding to approve the renewal of the Investment Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

Shelton Capital, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that Shelton Capital made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered Shelton Capital’s continuing need to attract and retain qualified personnel and, noting Shelton Capital’s additions over recent years, determined that Shelton Capital was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds, the following: Shelton Capital’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by Shelton Capital to the Funds under the administration servicing agreements.

The Board concluded that Shelton Capital had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each of the funds on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed Morningstar rankings for each of the Funds, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the fund’s investment restrictions, the Fund’s size and similar factors. A review of each Fund’s comparison to its relative index as proved with a review of information obtained from Morningstar on each Fund.

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and Shelton Capital articulated a strategy for improving performance of these Funds. The Board ultimately concluded that Shelton Capital’s performance record in managing each Fund was satisfactory, and in some cases excellent, supporting the determination that Shelton Capital’s continued management under the Investment Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category, or peer group, as defined by Bloomberg. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant peer group. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by Shelton Capital after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted that the total net management fees charged to each Fund, after taking into account the expense limitations and contractual waivers, were lower than the industry averages for comparable funds. The Board also observed that each Fund’s total operating expenses were within the industry average for other comparable funds.

Shelton Funds Board Approval of Investment Advisory Agreements (Unaudited) − (Continued)

Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding Shelton Capital’s costs of providing services to the Funds, as well as the resulting level of profits to Shelton Capital. The Independent Trustees received financial and other information from Shelton Capital, in addition to a representation from Shelton Capital that its profits were not excessive and that Shelton Capital’s profitability was low by industry standards. The Board considered Shelton Capital’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by Shelton Capital to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that Shelton Capital has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain other Funds, Shelton Capital has imposed a voluntary fee limitation. Such voluntary fee limitations may be decreased or eliminated at the option of Shelton Capital, a factor that was also considered by the Board. The Board also considered that Shelton Capital does not receive substantial indirect benefits from managing the Funds (one example of an indirect benefit is research paid for by Fund brokerage commissions – Shelton Capital currently does not seek to supplement its fees with such “soft dollar” benefits). On the basis of the foregoing, together with the other information provided to it at the February 9, 2012 meeting and throughout the year, the Board concluded that each Fund’s cost structure was reasonable.

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Investment Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to Shelton Capital by the Fund, and that the renewal of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

ITEM 2.	CODE OF ETHICS.

N/A for semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

N/A for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: April 30, 2012

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: April 30, 2012